UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03651
Touchstone Strategic Trust - June Funds
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
Registrant's telephone number, including area code:
800-638-8194
Date of fiscal year end:
June 30
Date of reporting period:
December 31, 2024

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Touchstone Balanced Fund CLASS A - SEBLX

Touchstone Balanced Fund CLASS C - SBACX

Touchstone Balanced Fund CLASS Y - SIBLX

Touchstone Balanced Fund CLASS R6 - TBARX

Touchstone Core Municipal Bond Fund CLASS A - TOHAX

Touchstone Core Municipal Bond Fund CLASS C - TOHCX

Touchstone Core Municipal Bond Fund CLASS Y - TOHYX

Touchstone Core Municipal Bond Fund INSTITUTIONAL CLASS - TOHIX

Touchstone International Value Fund CLASS A - SWRLX

Touchstone International Value Fund CLASS C - SWFCX

Touchstone International Value Fund CLASS Y - SIIEX

Touchstone International Value Fund INSTITUTIONAL CLASS - TOIIX

Touchstone Large Cap Focused Fund CLASS A - SENCX

Touchstone Large Cap Focused Fund CLASS C - SCSCX

Touchstone Large Cap Focused Fund CLASS Y - SICWX

Touchstone Large Cap Focused Fund INSTITUTIONAL CLASS - SCRLX

Touchstone Large Cap Focused Fund CLASS R6 - TSRLX

Touchstone Large Cap Fund CLASS A - TACLX

Touchstone Large Cap Fund CLASS C - TFCCX

Touchstone Large Cap Fund CLASS Y - TLCYX

Touchstone Large Cap Fund INSTITUTIONAL CLASS - TLCIX

Touchstone Large Company Growth Fund CLASS A - TSAGX

Touchstone Large Company Growth Fund CLASS C - TCGLX

Touchstone Large Company Growth Fund CLASS Y - TLGYX

Touchstone Large Company Growth Fund INSTITUTIONAL CLASS - DSMLX

Touchstone Small Company Fund CLASS A - SAGWX

Touchstone Small Company Fund CLASS C - SSCOX

Touchstone Small Company Fund CLASS Y - SIGWX

Touchstone Small Company Fund INSTITUTIONAL CLASS - TICSX

Touchstone Small Company Fund CLASS R6 - SSRRX

Touchstone Value Fund CLASS A - TVLAX

Touchstone Value Fund CLASS C - TVLCX

Touchstone Value Fund CLASS Y - TVLYX

Touchstone Value Fund INSTITUTIONAL CLASS - TVLIX

Touchstone Value Fund CLASS R6 - TVLRX

Touchstone Balanced Fund
CLASS A | SEBLX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.99%
Key Fund Statistics
Fund net assets	$945,656,347
Total number of portfolio holdings	301
Portfolio turnover rate	43%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	61.5%
U.S. Treasury Obligations	15.3%
Corporate Bonds	12.9%
U.S. Government Mortgage-Backed Obligations	3.2%
Commercial Mortgage-Backed Securities	2.0%
Non-Agency Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	1.6%
Agency Collateralized Mortgage Obligations	0.5%
Sovereign Government Obligations	0.3%
Short-Term Investment Funds	0.7%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	59.8%
AA/Aa	6.6%
A/A	11.7%
BBB/Baa	20.2%
BB/Ba	0.1%
B/B	0.3%
Not Rated	1.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Balanced Fund
CLASS C | SBACX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.77%
Key Fund Statistics
Fund net assets	$945,656,347
Total number of portfolio holdings	301
Portfolio turnover rate	43%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	61.5%
U.S. Treasury Obligations	15.3%
Corporate Bonds	12.9%
U.S. Government Mortgage-Backed Obligations	3.2%
Commercial Mortgage-Backed Securities	2.0%
Non-Agency Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	1.6%
Agency Collateralized Mortgage Obligations	0.5%
Sovereign Government Obligations	0.3%
Short-Term Investment Funds	0.7%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	59.8%
AA/Aa	6.6%
A/A	11.7%
BBB/Baa	20.2%
BB/Ba	0.1%
B/B	0.3%
Not Rated	1.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Balanced Fund
CLASS Y | SIBLX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$40	0.77%
Key Fund Statistics
Fund net assets	$945,656,347
Total number of portfolio holdings	301
Portfolio turnover rate	43%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	61.5%
U.S. Treasury Obligations	15.3%
Corporate Bonds	12.9%
U.S. Government Mortgage-Backed Obligations	3.2%
Commercial Mortgage-Backed Securities	2.0%
Non-Agency Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	1.6%
Agency Collateralized Mortgage Obligations	0.5%
Sovereign Government Obligations	0.3%
Short-Term Investment Funds	0.7%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	59.8%
AA/Aa	6.6%
A/A	11.7%
BBB/Baa	20.2%
BB/Ba	0.1%
B/B	0.3%
Not Rated	1.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Balanced Fund
CLASS R6 | TBARX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.64%
Key Fund Statistics
Fund net assets	$945,656,347
Total number of portfolio holdings	301
Portfolio turnover rate	43%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	61.5%
U.S. Treasury Obligations	15.3%
Corporate Bonds	12.9%
U.S. Government Mortgage-Backed Obligations	3.2%
Commercial Mortgage-Backed Securities	2.0%
Non-Agency Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	1.6%
Agency Collateralized Mortgage Obligations	0.5%
Sovereign Government Obligations	0.3%
Short-Term Investment Funds	0.7%
Other Assets/Liabilities (Net)	0.2%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	59.8%
AA/Aa	6.6%
A/A	11.7%
BBB/Baa	20.2%
BB/Ba	0.1%
B/B	0.3%
Not Rated	1.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Core Municipal Bond Fund
CLASS A | TOHAX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.80%
Key Fund Statistics
Fund net assets	$48,609,442
Total number of portfolio holdings	91
Portfolio turnover rate	7%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Fixed Rate Revenue Bonds	73.6%
General Obligation Bonds	22.4%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	1.2%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	3.7%
AA/Aa	52.1%
A/A	33.6%
BBB/Baa	8.6%
BB/Ba	0.9%
Not Rated	1.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Core Municipal Bond Fund
CLASS C | TOHCX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.53%
Key Fund Statistics
Fund net assets	$48,609,442
Total number of portfolio holdings	91
Portfolio turnover rate	7%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Fixed Rate Revenue Bonds	73.6%
General Obligation Bonds	22.4%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	1.2%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	3.7%
AA/Aa	52.1%
A/A	33.6%
BBB/Baa	8.6%
BB/Ba	0.9%
Not Rated	1.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Core Municipal Bond Fund
CLASS Y | TOHYX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$28	0.55%
Key Fund Statistics
Fund net assets	$48,609,442
Total number of portfolio holdings	91
Portfolio turnover rate	7%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Fixed Rate Revenue Bonds	73.6%
General Obligation Bonds	22.4%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	1.2%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	3.7%
AA/Aa	52.1%
A/A	33.6%
BBB/Baa	8.6%
BB/Ba	0.9%
Not Rated	1.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Core Municipal Bond Fund
INSTITUTIONAL CLASS | TOHIX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$24	0.48%
Key Fund Statistics
Fund net assets	$48,609,442
Total number of portfolio holdings	91
Portfolio turnover rate	7%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Fixed Rate Revenue Bonds	73.6%
General Obligation Bonds	22.4%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	1.2%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	3.7%
AA/Aa	52.1%
A/A	33.6%
BBB/Baa	8.6%
BB/Ba	0.9%
Not Rated	1.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone International Value Fund
CLASS A | SWRLX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.26%
Key Fund Statistics
Fund net assets	$95,726,008
Total number of portfolio holdings	80
Portfolio turnover rate	8%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.6%
Consumer Discretionary	14.3%
Information Technology	11.5%
Industrials	10.9%
Health Care	9.3%
Materials	9.1%
Energy	7.2%
Consumer Staples	2.7%
Communication Services	2.7%
Real Estate	2.3%
Utilities	2.2%
Short-Term Investment Fund	0.8%
Other Assets/Liabilities (Net)	0.4%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	16.4%
China	8.9%
United Kingdom	7.4%
France	6.8%
Canada	5.7%
Taiwan	5.4%
Italy	4.6%
South Korea	4.6%
Switzerland	4.3%
Netherlands	4.2%
Germany	3.9%
India	3.9%
Other Countries	22.7%
Short-Term Investment Fund	0.8%
Other Assets/Liabilities (Net)	0.4%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone International Value Fund
CLASS C | SWFCX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.88%
Key Fund Statistics
Fund net assets	$95,726,008
Total number of portfolio holdings	80
Portfolio turnover rate	8%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.6%
Consumer Discretionary	14.3%
Information Technology	11.5%
Industrials	10.9%
Health Care	9.3%
Materials	9.1%
Energy	7.2%
Consumer Staples	2.7%
Communication Services	2.7%
Real Estate	2.3%
Utilities	2.2%
Short-Term Investment Fund	0.8%
Other Assets/Liabilities (Net)	0.4%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	16.4%
China	8.9%
United Kingdom	7.4%
France	6.8%
Canada	5.7%
Taiwan	5.4%
Italy	4.6%
South Korea	4.6%
Switzerland	4.3%
Netherlands	4.2%
Germany	3.9%
India	3.9%
Other Countries	22.7%
Short-Term Investment Fund	0.8%
Other Assets/Liabilities (Net)	0.4%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone International Value Fund
CLASS Y | SIIEX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$45	0.89%
Key Fund Statistics
Fund net assets	$95,726,008
Total number of portfolio holdings	80
Portfolio turnover rate	8%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.6%
Consumer Discretionary	14.3%
Information Technology	11.5%
Industrials	10.9%
Health Care	9.3%
Materials	9.1%
Energy	7.2%
Consumer Staples	2.7%
Communication Services	2.7%
Real Estate	2.3%
Utilities	2.2%
Short-Term Investment Fund	0.8%
Other Assets/Liabilities (Net)	0.4%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	16.4%
China	8.9%
United Kingdom	7.4%
France	6.8%
Canada	5.7%
Taiwan	5.4%
Italy	4.6%
South Korea	4.6%
Switzerland	4.3%
Netherlands	4.2%
Germany	3.9%
India	3.9%
Other Countries	22.7%
Short-Term Investment Fund	0.8%
Other Assets/Liabilities (Net)	0.4%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone International Value Fund
INSTITUTIONAL CLASS | TOIIX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$39	0.78%
Key Fund Statistics
Fund net assets	$95,726,008
Total number of portfolio holdings	80
Portfolio turnover rate	8%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.6%
Consumer Discretionary	14.3%
Information Technology	11.5%
Industrials	10.9%
Health Care	9.3%
Materials	9.1%
Energy	7.2%
Consumer Staples	2.7%
Communication Services	2.7%
Real Estate	2.3%
Utilities	2.2%
Short-Term Investment Fund	0.8%
Other Assets/Liabilities (Net)	0.4%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	16.4%
China	8.9%
United Kingdom	7.4%
France	6.8%
Canada	5.7%
Taiwan	5.4%
Italy	4.6%
South Korea	4.6%
Switzerland	4.3%
Netherlands	4.2%
Germany	3.9%
India	3.9%
Other Countries	22.7%
Short-Term Investment Fund	0.8%
Other Assets/Liabilities (Net)	0.4%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Large Cap Focused Fund
CLASS A | SENCX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.98%
Key Fund Statistics
Fund net assets	$3,445,622,692
Total number of portfolio holdings	48
Portfolio turnover rate	2%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	32.0%
Communication Services	15.8%
Financials	13.8%
Health Care	12.4%
Consumer Discretionary	8.7%
Industrials	7.2%
Consumer Staples	4.1%
Energy	2.3%
Materials	2.1%
Real Estate	1.4%
Short-Term Investment Funds	0.3%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Large Cap Focused Fund
CLASS C | SCSCX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.80%
Key Fund Statistics
Fund net assets	$3,445,622,692
Total number of portfolio holdings	48
Portfolio turnover rate	2%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	32.0%
Communication Services	15.8%
Financials	13.8%
Health Care	12.4%
Consumer Discretionary	8.7%
Industrials	7.2%
Consumer Staples	4.1%
Energy	2.3%
Materials	2.1%
Real Estate	1.4%
Short-Term Investment Funds	0.3%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Large Cap Focused Fund
CLASS Y | SICWX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$38	0.73%
Key Fund Statistics
Fund net assets	$3,445,622,692
Total number of portfolio holdings	48
Portfolio turnover rate	2%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	32.0%
Communication Services	15.8%
Financials	13.8%
Health Care	12.4%
Consumer Discretionary	8.7%
Industrials	7.2%
Consumer Staples	4.1%
Energy	2.3%
Materials	2.1%
Real Estate	1.4%
Short-Term Investment Funds	0.3%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Large Cap Focused Fund
INSTITUTIONAL CLASS | SCRLX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$37	0.70%
Key Fund Statistics
Fund net assets	$3,445,622,692
Total number of portfolio holdings	48
Portfolio turnover rate	2%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	32.0%
Communication Services	15.8%
Financials	13.8%
Health Care	12.4%
Consumer Discretionary	8.7%
Industrials	7.2%
Consumer Staples	4.1%
Energy	2.3%
Materials	2.1%
Real Estate	1.4%
Short-Term Investment Funds	0.3%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Large Cap Focused Fund
CLASS R6 | TSRLX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$35	0.66%
Key Fund Statistics
Fund net assets	$3,445,622,692
Total number of portfolio holdings	48
Portfolio turnover rate	2%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	32.0%
Communication Services	15.8%
Financials	13.8%
Health Care	12.4%
Consumer Discretionary	8.7%
Industrials	7.2%
Consumer Staples	4.1%
Energy	2.3%
Materials	2.1%
Real Estate	1.4%
Short-Term Investment Funds	0.3%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Large Cap Fund
CLASS A | TACLX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.04%
Key Fund Statistics
Fund net assets	$294,279,012
Total number of portfolio holdings	29
Portfolio turnover rate	7%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	32.1%
Information Technology	12.6%
Industrials	12.2%
Materials	10.5%
Consumer Discretionary	10.2%
Consumer Staples	7.3%
Communication Services	7.1%
Health Care	4.6%
Energy	2.3%
Short-Term Investment Fund	1.1%
Other Assets/Liabilities (Net)	(0.0)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Large Cap Fund
CLASS C | TFCCX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.79%
Key Fund Statistics
Fund net assets	$294,279,012
Total number of portfolio holdings	29
Portfolio turnover rate	7%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	32.1%
Information Technology	12.6%
Industrials	12.2%
Materials	10.5%
Consumer Discretionary	10.2%
Consumer Staples	7.3%
Communication Services	7.1%
Health Care	4.6%
Energy	2.3%
Short-Term Investment Fund	1.1%
Other Assets/Liabilities (Net)	(0.0)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Large Cap Fund
CLASS Y | TLCYX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$42	0.79%
Key Fund Statistics
Fund net assets	$294,279,012
Total number of portfolio holdings	29
Portfolio turnover rate	7%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	32.1%
Information Technology	12.6%
Industrials	12.2%
Materials	10.5%
Consumer Discretionary	10.2%
Consumer Staples	7.3%
Communication Services	7.1%
Health Care	4.6%
Energy	2.3%
Short-Term Investment Fund	1.1%
Other Assets/Liabilities (Net)	(0.0)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Large Cap Fund
INSTITUTIONAL CLASS | TLCIX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.69%
Key Fund Statistics
Fund net assets	$294,279,012
Total number of portfolio holdings	29
Portfolio turnover rate	7%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	32.1%
Information Technology	12.6%
Industrials	12.2%
Materials	10.5%
Consumer Discretionary	10.2%
Consumer Staples	7.3%
Communication Services	7.1%
Health Care	4.6%
Energy	2.3%
Short-Term Investment Fund	1.1%
Other Assets/Liabilities (Net)	(0.0)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Large Company Growth Fund
CLASS A | TSAGX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Large Company Growth Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.05%
Key Fund Statistics
Fund net assets	$153,809,401
Total number of portfolio holdings	26
Portfolio turnover rate	14%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	53.5%
Communication Services	11.8%
Consumer Discretionary	9.4%
Industrials	8.6%
Financials	8.5%
Health Care	7.9%
Short-Term Investment Fund	0.4%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Large Company Growth Fund
CLASS C | TCGLX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Large Company Growth Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.80%
Key Fund Statistics
Fund net assets	$153,809,401
Total number of portfolio holdings	26
Portfolio turnover rate	14%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	53.5%
Communication Services	11.8%
Consumer Discretionary	9.4%
Industrials	8.6%
Financials	8.5%
Health Care	7.9%
Short-Term Investment Fund	0.4%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Large Company Growth Fund
CLASS Y | TLGYX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Large Company Growth Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$41	0.80%
Key Fund Statistics
Fund net assets	$153,809,401
Total number of portfolio holdings	26
Portfolio turnover rate	14%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	53.5%
Communication Services	11.8%
Consumer Discretionary	9.4%
Industrials	8.6%
Financials	8.5%
Health Care	7.9%
Short-Term Investment Fund	0.4%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Large Company Growth Fund
INSTITUTIONAL CLASS | DSMLX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Large Company Growth Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.70%
Key Fund Statistics
Fund net assets	$153,809,401
Total number of portfolio holdings	26
Portfolio turnover rate	14%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	53.5%
Communication Services	11.8%
Consumer Discretionary	9.4%
Industrials	8.6%
Financials	8.5%
Health Care	7.9%
Short-Term Investment Fund	0.4%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Small Company Fund
CLASS A | SAGWX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.15%
Key Fund Statistics
Fund net assets	$1,171,331,975
Total number of portfolio holdings	73
Portfolio turnover rate	28%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	24.0%
Information Technology	18.8%
Health Care	16.8%
Consumer Discretionary	14.7%
Financials	8.1%
Real Estate	7.5%
Communication Services	3.8%
Energy	3.1%
Materials	2.9%
Short-Term Investment Funds	2.0%
Other Assets/Liabilities (Net)	(1.7)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Small Company Fund
CLASS C | SSCOX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	1.96%
Key Fund Statistics
Fund net assets	$1,171,331,975
Total number of portfolio holdings	73
Portfolio turnover rate	28%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	24.0%
Information Technology	18.8%
Health Care	16.8%
Consumer Discretionary	14.7%
Financials	8.1%
Real Estate	7.5%
Communication Services	3.8%
Energy	3.1%
Materials	2.9%
Short-Term Investment Funds	2.0%
Other Assets/Liabilities (Net)	(1.7)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Small Company Fund
CLASS Y | SIGWX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$48	0.90%
Key Fund Statistics
Fund net assets	$1,171,331,975
Total number of portfolio holdings	73
Portfolio turnover rate	28%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	24.0%
Information Technology	18.8%
Health Care	16.8%
Consumer Discretionary	14.7%
Financials	8.1%
Real Estate	7.5%
Communication Services	3.8%
Energy	3.1%
Materials	2.9%
Short-Term Investment Funds	2.0%
Other Assets/Liabilities (Net)	(1.7)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Small Company Fund
INSTITUTIONAL CLASS | TICSX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$42	0.80%
Key Fund Statistics
Fund net assets	$1,171,331,975
Total number of portfolio holdings	73
Portfolio turnover rate	28%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	24.0%
Information Technology	18.8%
Health Care	16.8%
Consumer Discretionary	14.7%
Financials	8.1%
Real Estate	7.5%
Communication Services	3.8%
Energy	3.1%
Materials	2.9%
Short-Term Investment Funds	2.0%
Other Assets/Liabilities (Net)	(1.7)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Small Company Fund
CLASS R6 | SSRRX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$42	0.80%
Key Fund Statistics
Fund net assets	$1,171,331,975
Total number of portfolio holdings	73
Portfolio turnover rate	28%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	24.0%
Information Technology	18.8%
Health Care	16.8%
Consumer Discretionary	14.7%
Financials	8.1%
Real Estate	7.5%
Communication Services	3.8%
Energy	3.1%
Materials	2.9%
Short-Term Investment Funds	2.0%
Other Assets/Liabilities (Net)	(1.7)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Value Fund
CLASS A | TVLAX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.08%
Key Fund Statistics
Fund net assets	$574,229,323
Total number of portfolio holdings	51
Portfolio turnover rate	18%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	16.7%
Consumer Discretionary	12.2%
Health Care	11.0%
Energy	11.0%
Utilities	7.9%
Materials	7.5%
Industrials	7.2%
Information Technology	7.1%
Consumer Staples	6.1%
Communication Services	5.3%
Real Estate	4.8%
Short-Term Investment Fund	3.5%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Value Fund
CLASS C | TVLCX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.81%
Key Fund Statistics
Fund net assets	$574,229,323
Total number of portfolio holdings	51
Portfolio turnover rate	18%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	16.7%
Consumer Discretionary	12.2%
Health Care	11.0%
Energy	11.0%
Utilities	7.9%
Materials	7.5%
Industrials	7.2%
Information Technology	7.1%
Consumer Staples	6.1%
Communication Services	5.3%
Real Estate	4.8%
Short-Term Investment Fund	3.5%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Value Fund
CLASS Y | TVLYX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$44	0.83%
Key Fund Statistics
Fund net assets	$574,229,323
Total number of portfolio holdings	51
Portfolio turnover rate	18%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	16.7%
Consumer Discretionary	12.2%
Health Care	11.0%
Energy	11.0%
Utilities	7.9%
Materials	7.5%
Industrials	7.2%
Information Technology	7.1%
Consumer Staples	6.1%
Communication Services	5.3%
Real Estate	4.8%
Short-Term Investment Fund	3.5%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Value Fund
INSTITUTIONAL CLASS | TVLIX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.68%
Key Fund Statistics
Fund net assets	$574,229,323
Total number of portfolio holdings	51
Portfolio turnover rate	18%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	16.7%
Consumer Discretionary	12.2%
Health Care	11.0%
Energy	11.0%
Utilities	7.9%
Materials	7.5%
Industrials	7.2%
Information Technology	7.1%
Consumer Staples	6.1%
Communication Services	5.3%
Real Estate	4.8%
Short-Term Investment Fund	3.5%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
Touchstone Value Fund
CLASS R6 | TVLRX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.63%
Key Fund Statistics
Fund net assets	$574,229,323
Total number of portfolio holdings	51
Portfolio turnover rate	18%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	16.7%
Consumer Discretionary	12.2%
Health Care	11.0%
Energy	11.0%
Utilities	7.9%
Materials	7.5%
Industrials	7.2%
Information Technology	7.1%
Consumer Staples	6.1%
Communication Services	5.3%
Real Estate	4.8%
Short-Term Investment Fund	3.5%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements including the financial highlights are attached herewith.

December 31, 2024 (Unaudited)
Semi-Annual
Financial Statements
Touchstone Strategic Trust
Touchstone Balanced Fund
Touchstone Core Municipal Bond Fund
Touchstone International Value Fund
Touchstone Large Cap Focused Fund
Touchstone Large Cap Fund
Touchstone Large Company Growth Fund
Touchstone Small Company Fund
Touchstone Value Fund

Page
Portfolios of Investments:
Touchstone Balanced Fund	3-7
Touchstone Core Municipal Bond Fund	8-9
Touchstone International Value Fund	10-12
Touchstone Large Cap Focused Fund	13
Touchstone Large Cap Fund	14
Touchstone Large Company Growth Fund	15
Touchstone Small Company Fund	16-17
Touchstone Value Fund	18
Statements of Assets and Liabilities	20-23
Statements of Operations	24-25
Statements of Changes in Net Assets	26-28
Statements of Changes in Net Assets - Capital Stock Activity	30-33
Financial Highlights	34-41
Notes to Financial Statements	42-56
Other Items	57-61
Privacy Protection Policy	63
This report identifies the Funds' investments on December 31, 2024. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Portfolio of Investments
Touchstone Balanced Fund – December 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 61.5%
	Information Technology — 19.8%
197,424	Apple, Inc.	$ 49,438,918
33,835	Applied Materials, Inc.	5,502,586
125,789	Microsoft Corp.	53,020,063
158,202	NVIDIA Corp.	21,244,947
88,680	Oracle Corp.	14,777,635
47,914	Salesforce, Inc.	16,019,088
45,081	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	8,903,047
56,093	Texas Instruments, Inc.	10,517,998
30,704	Workday, Inc. - Class A*	7,922,553
		187,346,835
	Communication Services — 9.9%
192,275	Alphabet, Inc. - Class C	36,616,851
185,727	Comcast Corp. - Class A	6,970,335
67,678	Meta Platforms, Inc. - Class A	39,626,146
6,282	Netflix, Inc.*	5,599,272
40,675	Walt Disney Co. (The)	4,529,161
		93,341,765
	Financials — 8.1%
223,067	Bank of America Corp.	9,803,795
37,691	Berkshire Hathaway, Inc. - Class B*	17,084,576
134,356	Charles Schwab Corp. (The)	9,943,688
23,066	Goldman Sachs Group, Inc. (The)	13,208,053
6,155	Markel Group, Inc.*	10,624,946
50,702	Visa, Inc. - Class A	16,023,860
		76,688,918
	Health Care — 7.7%
45,065	Becton Dickinson & Co.	10,223,897
58,478	BioMarin Pharmaceutical, Inc.*	3,843,759
140,997	Bristol-Myers Squibb Co.	7,974,790
41,070	HCA Healthcare, Inc.	12,327,160
88,625	Johnson & Johnson	12,816,947
133,703	Medtronic PLC	10,680,196
30,544	UnitedHealth Group, Inc.	15,450,988
		73,317,737
	Consumer Discretionary — 5.4%
59,993	Airbnb, Inc. - Class A*	7,883,680
30,181	Alibaba Group Holding Ltd. (China) ADR	2,559,047
158,995	Amazon.com, Inc.*	34,881,913
61,382	Starbucks Corp.	5,601,108
		50,925,748
	Industrials — 4.6%
57,581	Boeing Co. (The)*	10,191,837
16,192	FedEx Corp.	4,555,295
14,559	Hubbell, Inc.	6,098,620
68,821	RTX Corp.	7,963,966
64,632	Southwest Airlines Co.	2,172,928
99,553	SS&C Technologies Holdings, Inc.	7,544,126
56,962	Stanley Black & Decker, Inc.	4,573,479
		43,100,251
	Consumer Staples — 2.5%
29,897	Diageo PLC (United Kingdom) ADR†	3,800,806
149,194	Monster Beverage Corp.*	7,841,637
101,858	Philip Morris International, Inc.	12,258,610
		23,901,053
Shares		Market Value
	Common Stocks — 61.5% (Continued)
	Energy — 1.5%
104,592	Exxon Mobil Corp.	$ 11,250,961
66,720	Schlumberger NV	2,558,045
		13,809,006
	Materials — 1.2%
87,747	DuPont de Nemours, Inc.	6,690,709
61,501	International Flavors & Fragrances, Inc.	5,199,909
		11,890,618
	Real Estate — 0.8%
30,037	Jones Lang LaSalle, Inc.*	7,603,566
	Total Common Stocks	$581,925,497
Principal Amount
	U.S. Treasury Obligations — 15.3%
$ 26,790,000	U.S. Treasury Bond, 4.125%, 8/15/44	24,270,066
6,665,000	U.S. Treasury Bond, 4.250%, 8/15/54	6,097,434
53,990,000	U.S. Treasury Note, 3.500%, 9/30/29	51,942,176
270,000	U.S. Treasury Note, 3.750%, 8/31/26	267,848
14,129,000	U.S. Treasury Note, 3.875%, 8/15/34	13,362,943
10,770,000	U.S. Treasury Note, 4.125%, 10/31/26	10,744,758
8,275,000	U.S. Treasury Note, 4.125%, 10/31/31	8,099,156
29,290,000	U.S. Treasury Note, 4.250%, 11/15/34	28,534,867
1,150,000	U.S. Treasury Note, 4.625%, 4/30/29	1,160,871
	Total U.S. Treasury Obligations	$144,480,119
	Corporate Bonds — 12.9%
	Financials — 3.5%
924,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.000%, 10/29/28	855,379
1,300,000	American Express Co., 5.282%, 7/27/29	1,314,505
1,219,000	American Tower Corp. REIT, 5.900%, 11/15/33	1,256,249
1,110,000	Ares Capital Corp., 3.250%, 7/15/25	1,099,248
802,000	Bank of America Corp., 2.687%, 4/22/32	689,687
815,000	Bank of America Corp., 3.705%, 4/24/28	793,753
932,000	Bank of Montreal (Canada), 3.803%, 12/15/32	891,852
1,020,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	1,056,500
1,009,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	933,827
1,225,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,034,667
690,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	577,007
1,750,000	Citigroup, Inc., 4.542%, 9/19/30	1,700,776
645,000	Citigroup, Inc., 6.174%, 5/25/34	657,615
1,044,000	Citizens Bank NA, 4.575%, 8/9/28	1,034,377
1,255,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 5.355%, 2/15/27(A)	1,238,093
1,213,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	1,034,182
674,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	654,735
1,276,000	JPMorgan Chase & Co., 2.956%, 5/13/31	1,141,450
1,000,000	JPMorgan Chase & Co., 3.509%, 1/23/29	959,498
816,000	JPMorgan Chase & Co., 4.946%, 10/22/35	786,070
1,211,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	1,248,034
878,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/44	852,823
1,250,000	Mastercard, Inc., 2.000%, 11/18/31	1,038,535
1,086,000	Morgan Stanley, 3.950%, 4/23/27	1,064,055
839,000	Morgan Stanley, 5.297%, 4/20/37	815,622
948,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	906,269
1,220,708	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	915,868
1,400,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.331%, 6/1/28(A)	1,377,656

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 12.9% (Continued)
	Financials — 3.5% (Continued)
$ 1,105,000	Royal Bank of Canada (Canada), MTN, 4.969%, 8/2/30	$ 1,096,415
1,576,000	State Street Corp., (TSFR3M + 1.262%), 5.620%, 6/15/47(A)	1,454,138
1,844,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 5.455%, 5/15/27(A)	1,816,675
807,000	US Bancorp, 4.967%, 7/22/33	773,219
		33,068,779
	Industrials — 1.6%
1,251,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	1,096,461
983,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	1,009,963
934,000	FedEx Corp., 5.100%, 1/15/44	852,663
1,247,000	Ingersoll Rand, Inc., 5.176%, 6/15/29	1,259,785
1,420,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	1,417,533
897,000	Keysight Technologies, Inc., 4.950%, 10/15/34	863,434
808,000	Norfolk Southern Corp., 4.837%, 10/1/41	737,771
685,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.350%, 1/12/27	689,574
864,000	RTX Corp., 6.400%, 3/15/54	941,227
1,717,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 6.520%, 2/15/42(A)	1,534,057
1,358,000	Timken Co. (The), 4.500%, 12/15/28	1,331,945
1,303,000	Waste Management, Inc., 4.875%, 2/15/34	1,278,105
1,846,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,775,202
676,000	WestRock MWV LLC, 8.200%, 1/15/30	766,853
		15,554,573
	Consumer Discretionary — 1.5%
1,795,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	1,447,909
68,910	Air Canada Pass-Through Trust (Canada), Ser 2015-1, Class A, 144a, 3.600%, 3/15/27	67,044
1,178,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	1,162,078
908,000	Ford Motor Credit Co. LLC, 5.303%, 9/6/29	889,657
2,018,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,728,625
605,000	Home Depot, Inc. (The), 5.950%, 4/1/41	635,547
999,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	1,004,034
1,178,000	Imperial Brands Finance PLC (United Kingdom), 144a, 6.125%, 7/27/27	1,209,726
1,130,000	Lowe's Cos., Inc., 4.500%, 4/15/30	1,108,497
867,000	Mattel, Inc., 5.450%, 11/1/41	775,922
1,456,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,360,492
1,174,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	1,104,964
680,000	Toyota Motor Credit Corp., MTN, 4.650%, 1/5/29	675,364
985,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	735,340
		13,905,199
	Consumer Staples — 1.3%
672,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	611,613
995,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	956,315
1,101,000	BAT Capital Corp. (United Kingdom), 2.259%, 3/25/28	1,011,532
1,074,000	Cargill, Inc., 144a, 4.760%, 11/23/45	950,961
1,876,000	Coca-Cola Co. (The), 2.500%, 3/15/51	1,101,760
1,091,000	ERAC USA Finance LLC, 144a, 4.200%, 11/1/46	886,533
635,000	Kroger Co. (The), 5.000%, 4/15/42	573,916
960,000	Mars, Inc., 144a, 3.875%, 4/1/39	804,216
697,000	Mars, Inc., 144a, 3.600%, 4/1/34	611,051
1,974,000	Pernod Ricard International Finance LLC, 144a, 1.625%, 4/1/31	1,589,555
1,349,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,351,932
Principal Amount		MarketValue
	Corporate Bonds — 12.9% (Continued)
	Consumer Staples — 1.3% (Continued)
$ 650,000	Starbucks Corp., 3.350%, 3/12/50	$ 434,787
815,000	Tyson Foods, Inc., 5.400%, 3/15/29	824,003
808,000	Walmart, Inc., 4.500%, 9/9/52	706,224
		12,414,398
	Energy — 1.1%
1,236,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	1,160,926
978,000	Apache Corp., 5.100%, 9/1/40	852,144
1,126,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	976,343
355,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	328,485
1,063,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	1,142,025
1,174,000	HF Sinclair Corp., 5.000%, 2/1/28	1,159,671
571,721	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	474,805
1,161,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	1,138,661
1,244,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,393,705
1,046,000	Occidental Petroleum Corp., 7.950%, 6/15/39	1,193,054
977,000	Western Midstream Operating LP, 5.250%, 2/1/50	836,499
		10,656,318
	Health Care — 0.9%
832,000	AbbVie, Inc., 4.450%, 5/14/46	708,149
917,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	673,570
1,068,000	Amgen, Inc., 5.150%, 3/2/28	1,075,686
700,000	Becton Dickinson & Co., 4.685%, 12/15/44	605,600
857,000	CommonSpirit Health, 4.187%, 10/1/49	671,662
782,000	CVS Health Corp., 5.125%, 7/20/45	658,367
1,036,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	808,193
942,000	Elevance Health, Inc., 4.750%, 2/15/33	903,275
832,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	818,873
1,062,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	840,257
1,081,000	Viatris, Inc., 2.700%, 6/22/30	938,079
		8,701,711
	Communication Services — 0.9%
1,327,000	AT&T, Inc., 3.800%, 12/1/57	917,410
535,000	AT&T, Inc., 4.500%, 5/15/35	494,873
510,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	509,275
711,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	672,430
796,000	Comcast Corp., 4.000%, 3/1/48	605,414
1,357,000	Rogers Communications, Inc. (Canada), 5.300%, 2/15/34	1,323,589
1,178,000	T-Mobile USA, Inc., 3.875%, 4/15/30	1,108,330
566,000	T-Mobile USA, Inc., 5.750%, 1/15/54	554,205
1,103,000	Verizon Communications, Inc., 2.987%, 10/30/56	655,522
1,634,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	1,517,691
		8,358,739
	Information Technology — 0.8%
1,424,000	Apple, Inc., 4.650%, 2/23/46	1,305,149
1,481,000	Broadcom, Inc., 144a, 3.419%, 4/15/33	1,296,697
1,708,000	Cisco Systems, Inc., 4.850%, 2/26/29	1,718,751
1,289,000	Marvell Technology, Inc., 2.950%, 4/15/31	1,131,034
671,000	Micron Technology, Inc., 2.703%, 4/15/32	562,550
277,000	Micron Technology, Inc., 6.750%, 11/1/29	294,999
1,742,000	Microsoft Corp., 2.525%, 6/1/50	1,075,258

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 12.9% (Continued)
	Information Technology — 0.8% (Continued)
$ 393,000	Oracle Corp., 3.600%, 4/1/40	$ 307,716
313,000	Oracle Corp., 4.300%, 7/8/34	287,948
		7,980,102
	Utilities — 0.7%
1,863,000	CMS Energy Corp., 4.750%, 6/1/50	1,765,089
738,000	Duke Energy Progress LLC, 4.150%, 12/1/44	601,067
719,000	Edison International, 4.125%, 3/15/28	697,370
876,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	782,008
700,000	Georgia Power Co., 5.950%, 2/1/39	707,148
1,135,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	682,906
887,000	PacifiCorp., 5.750%, 4/1/37	892,359
		6,127,947
	Real Estate — 0.4%
992,000	Crown Castle, Inc. REIT, 4.800%, 9/1/28	980,671
1,206,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	1,112,064
735,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	734,375
446,000	Store Capital LLC REIT, 2.700%, 12/1/31	367,071
274,000	Store Capital LLC REIT, 2.750%, 11/18/30	236,433
623,000	Store Capital LLC REIT, 4.625%, 3/15/29	600,093
		4,030,707
	Materials — 0.2%
531,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	447,937
406,000	Celanese US Holdings LLC, 6.379%, 7/15/32	412,510
846,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	712,336
		1,572,783
	Total Corporate Bonds	$122,371,256
	U.S. Government Mortgage-Backed Obligations — 3.2%
972	FHLMC, Pool #G08062, 5.000%, 6/1/35	965
102,905	FHLMC, Pool #G08637, 4.000%, 4/1/45	95,717
637,205	FHLMC, Pool #Q02664, 4.500%, 8/1/41	618,376
1,138,470	FHLMC, Pool #Q29056, 4.000%, 10/1/44	1,057,721
488,838	FHLMC, Pool #Q29260, 4.000%, 10/1/44	456,501
1,929,702	FHLMC REMIC, Pool #RA7784, 4.500%, 8/1/52	1,817,558
1,367,115	FHLMC REMIC, Pool #SB0855, 3.000%, 7/1/37	1,275,598
2,123,112	FHLMC REMIC, Pool #SD4499, 3.500%, 5/1/52	1,881,534
1,267,904	FHLMC REMIC, Pool #SD8148, 3.000%, 5/1/51	1,085,379
200,967	FNMA, Pool #725423, 5.500%, 5/1/34	202,729
180,410	FNMA, Pool #725610, 5.500%, 7/1/34	181,602
39,027	FNMA, Pool #748895, 6.000%, 12/1/33	39,085
79,865	FNMA, Pool #AD9193, 5.000%, 9/1/40	79,557
218,306	FNMA, Pool #AH8925, 4.500%, 3/1/41	211,578
243,407	FNMA, Pool #AR9195, 3.000%, 3/1/43	214,478
398,362	FNMA, Pool #BC1809, 3.500%, 5/1/46	357,399
1,567,646	FNMA, Pool #BT7156, 2.000%, 8/1/51	1,235,600
1,687,244	FNMA, Pool #CB1336, 2.000%, 8/1/41	1,406,871
2,247,669	FNMA, Pool #CB2643, 2.500%, 1/1/52	1,839,452
1,572,961	FNMA, Pool #FM5085, 2.000%, 12/1/50	1,234,895
502,445	FNMA, Pool #FM5166, 3.000%, 12/1/50	431,599
427,000	FNMA, Pool #FM5279, 3.500%, 11/1/50	382,622
313,470	FNMA, Pool #FM5468, 2.500%, 1/1/36	286,880
499,848	FNMA, Pool #FM5682, 2.500%, 1/1/51	411,861
1,215,892	FNMA, Pool #FM7913, 2.000%, 4/1/36	1,082,202
1,626,474	FNMA, Pool #FM8360, 2.500%, 8/1/51	1,349,875
1,538,499	FNMA, Pool #FM8361, 2.500%, 8/1/51	1,271,076
1,215,813	FNMA, Pool #FM9448, 2.000%, 10/1/51	949,309
1,000,206	FNMA, Pool #FS0816, 2.500%, 2/1/37	909,294
Principal Amount		MarketValue
	U.S. Government Mortgage-Backed Obligations — 3.2% (Continued)
$ 2,062,655	FNMA, Pool #FS6793, 4.000%, 6/1/53	$ 1,886,452
2,172,270	FNMA, Pool #FS6899, 3.000%, 11/1/51	1,851,614
528,689	FNMA, Pool #MA4166, 3.000%, 10/1/40	470,159
363,047	GNMA, Pool #5175, 4.500%, 9/20/41	352,421
1,583,924	GNMA, Pool #786741, 3.500%, 4/20/52	1,420,257
2,030,810	GNMA, Pool #MA8945, 4.000%, 6/20/53	1,871,021
	Total U.S. Government Mortgage-Backed Obligations	$30,219,237
	Commercial Mortgage-Backed Securities — 2.0%
825,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	796,078
25,672,067	BANK, Ser 2019-BN21, Class XA, 0.827%, 10/17/52(A)(B)(C)	804,201
905,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	788,584
1,150,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(C)	991,806
670,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(C)	693,660
1,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV3, Class B, 144a, 3.544%, 3/9/44(A)(C)	1,358,173
1,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV4, Class A, 144a, 2.843%, 3/9/44	1,320,837
390,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(C)	361,835
755,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	662,347
1,220,000	COMM Mortgage Trust, Ser 2018-HOME, Class A, 144a, 3.815%, 4/10/33(A)(C)	1,150,232
700,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(C)	606,489
1,205,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	1,044,164
1,000,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 5.962%, 10/15/36(A)	979,622
562,000,000	Independence Plaza Trust, Ser 2018-INDP, Class XCP, 144a, 7/10/35(A)(B)(C)	0
885,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	845,851
665,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	631,743
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 5.714%, 11/15/35(A)	465,179
1,100,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	1,067,742
825,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	747,526
435,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	415,772
495,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	488,561
770,000	Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Class B, 144a, 4.058%, 8/17/36(A)(C)	727,312
2,220,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	2,024,521
	Total Commercial Mortgage-Backed Securities	$18,972,235
	Non-Agency Collateralized Mortgage Obligations — 1.8%
61,706	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.557%, 7/25/43(A)(C)	58,997
155,660	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.498%, 6/25/45(A)(C)	151,523

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Non-Agency Collateralized Mortgage Obligations — 1.8% (Continued)
$ 333,028	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.644%, 10/25/45(A)(C)	$ 311,092
1,278,229	Angel Oak Mortgage Trust, Ser 2024-1, Class A1, 144a, 5.210%, 8/25/68(A)(C)	1,263,483
790,982	AOMT, Ser 2024-6, Class A1, 144a, 4.650%, 11/25/67(A)(C)	764,442
865,785	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(C)	825,209
630,787	CIM Trust, Ser 2020-J2, Class A19, 144a, 2.500%, 1/25/51(A)(C)	502,778
456,090	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(C)	448,777
111,180	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.401%, 5/25/43(A)(C)	108,272
246,029	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.894%, 1/25/45(A)(C)	232,504
255,086	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.767%, 12/25/44(A)(C)	241,414
818,134	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(C)	778,091
1,316,790	GCAT Trust, Ser 2022-NQM2, Class A1, 144a, 4.210%, 2/25/67(A)(C)	1,266,223
1,076,358	GS Mortgage-Backed Securities Trust, Ser 2021-PJ8, Class A8, 144a, 2.500%, 1/25/52(A)(C)	939,450
1,219,819	GS Mortgage-Backed Securities Trust, Ser 2022-PJ1, Class A8, 144a, 2.500%, 5/28/52(A)(C)	1,054,786
590,207	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.447%, 1/25/47(A)(C)	519,627
1,055,765	JP Morgan Mortgage Trust, Ser 2020-5, Class B1, 144a, 3.570%, 12/25/50(A)(C)	903,108
1,324,349	JP Morgan Mortgage Trust, Ser 2024-3, Class A6, 144a, 3.000%, 5/25/54(A)(C)	1,211,875
573,777	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(C)	501,204
1,397,426	Mill City Mortgage Loan Trust, Ser 2019-1, Class M1, 144a, 3.500%, 10/25/69(A)(C)	1,303,384
125,985	Sequoia Mortgage Trust, Ser 2015-2, Class A19, 144a, 3.500%, 5/25/45(A)(C)	112,842
821,417	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.729%, 8/25/48(A)(C)	772,383
745,265	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.729%, 8/25/48(A)(C)	700,776
1,252,452	Verus Securitization Trust, Ser 2022-7, Class A1, 144a, 5.152%, 7/25/67(A)(C)	1,244,026
1,084,090	Wells Fargo Mortgage Backed Securities Trust, Ser 2021-2, Class A3, 144a, 2.500%, 6/25/51(A)(C)	945,914
	Total Non-Agency Collateralized Mortgage Obligations	$17,162,180
	Asset-Backed Securities — 1.6%
1,000,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (TSFR3M + 1.912%), 6.568%, 4/15/34(A)	1,000,974
1,500,000	AB BSL CLO 3, Ltd. (Cayman Islands), Ser 2021-3A, Class B, 144a, (TSFR3M + 1.962%), 6.579%, 10/20/34(A)	1,500,702
337,295	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	329,558
904,500	CLI Funding VI LLC, Ser 2020-3A, Class A, 144a, 2.070%, 10/18/45	830,919
804,785	Driven Brands Funding LLC, Ser 2019-1A, Class A2, 144a, 4.641%, 4/20/49	797,606
Principal Amount		MarketValue
	Asset-Backed Securities — 1.6% (Continued)
$ 157,561	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	$ 153,696
1,001,000	Jack in the Box Funding LLC, Ser 2019-1A, Class A2II, 144a, 4.476%, 8/25/49	981,401
945,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	898,113
375,165	Jersey Mike's Funding LLC, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	370,385
1,150,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1, 144a, (TSFR3M + 1.962%), 6.579%, 10/19/34(A)	1,151,600
820,250	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	755,660
1,500,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class B, 144a, (TSFR3M + 1.912%), 6.568%, 10/15/34(A)	1,501,590
972,500	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	934,459
268,569	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	249,487
1,100,000	Textainer Marine Containers, Ltd. (China), Ser 2021-3A, Class A, 144a, 1.940%, 8/20/46	960,674
1,400,000	Towd Point Mortgage Trust, Ser 2015-6, Class B1, 144a, 3.798%, 4/25/55(A)(C)	1,332,452
1,140,000	Towd Point Mortgage Trust, Ser 2019-4, Class M1B, 144a, 3.000%, 10/25/59(A)(C)	947,217
	Total Asset-Backed Securities	$14,696,493
	Agency Collateralized Mortgage Obligations — 0.5%
515,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	356,681
1,650,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	1,171,194
1,500,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	1,155,713
2,150,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	1,583,964
132,283	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	131,102
3,466,517	GNMA, Ser 2012-147, Class IO, 0.537%, 4/16/54(A)(B)(C)	35,628
	Total Agency Collateralized Mortgage Obligations	$4,434,282
	Sovereign Government Obligations — 0.3%
674,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	641,060
834,000	Chile Government International Bond, 3.100%, 1/22/61	491,580
1,034,000	Mexico Government International Bond, 3.771%, 5/24/61	585,188
870,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	801,899
	Total Sovereign Government Obligations	$2,519,727

Touchstone Balanced Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Funds — 0.7%
6,297,913	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	$ 6,297,913
659,175	Invesco Government & Agency Portfolio, Institutional Class, 4.42%∞Ω**	659,175
	Total Short-Term Investment Funds	$6,957,088
	Total Investment Securities—99.8% (Cost $691,788,265)	$943,738,114
	Other Assets in Excess of Liabilities — 0.2%	1,918,233
	Net Assets — 100.0%	$945,656,347
(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2024.
(B)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2024 was $648,363.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities were valued at $70,240,139 or 7.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$581,925,497	$—	$—	$581,925,497
U.S. Treasury Obligations	—	144,480,119	—	144,480,119
Corporate Bonds	—	122,371,256	—	122,371,256
U.S. Government Mortgage-Backed Obligations	—	30,219,237	—	30,219,237
Commercial Mortgage-Backed Securities	—	18,972,235	—	18,972,235
Non-Agency Collateralized Mortgage Obligations	—	17,162,180	—	17,162,180
Asset-Backed Securities	—	14,696,493	—	14,696,493
Agency Collateralized Mortgage Obligations	—	4,434,282	—	4,434,282
Sovereign Government Obligations	—	2,519,727	—	2,519,727
Short-Term Investment Funds	6,957,088	—	—	6,957,088
Other Financial Instruments
Futures
Interest rate contracts	59,049	—	—	59,049
Total Assets	$588,941,634	$354,855,529	$—	$943,797,163
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(327,346)	$—	$—	$(327,346)
Total Liabilities	$(327,346)	$—	$—	$(327,346)
Total	$588,614,288	$354,855,529	$—	$943,469,817

Futures Contracts
At December 31, 2024, $332,775 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at December 31, 2024:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Short Futures:
30-Year U.S. Ultra Treasury Bond	3/20/2025	47	$5,588,594	$59,049
Long Futures:
5-Year U.S. Treasury Note	3/31/2025	256	27,214,001	(300,722)
2-Year U.S. Treasury Note	3/31/2025	140	28,785,313	(26,624)
				$(268,297)
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Core Municipal Bond Fund – December 31, 2024 (Unaudited)
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 73.6%
$ 500,000	Arizona Board of Regents, Revenue, 5.000%, 08/01/54	$ 536,522
550,000	Barry County, MO, COP, 5.000%, 10/01/37	571,581
500,000	Beaumont , TX, Waterworks & Sewer System Revenue Ser A, 5.000%, 09/01/26	514,662
500,000	Chicago O'Hare International Airport, Revenue Ser A, 5.000%, 01/01/31	514,694
450,000	City of Erie Higher Education Building Authority, Revenue, 5.000%, 05/01/47	437,103
500,000	Colorado Health Fac. Auth., Revenue, 5.000%, 11/01/28	531,655
500,000	Colorado Health Fac. Auth., Revenue, 5.000%, 05/15/30	515,724
500,000	Connecticut State Health & Educational Fac. Auth., Revenue, 5.000%, 07/01/48	524,333
500,000	County of Miami-Dade FL Transit System, Revenue, 5.000%, 07/01/32	504,025
500,000	County of Nez Perce, COP, 5.000%, 03/01/52	517,904
685,000	DeKalb-Jackson Water Supply District Inc, Revenue Ser A, 5.000%, 07/01/32	737,206
500,000	Duluth Economic Development Auth., Revenue EDR, 5.000%, 06/15/32	551,607
500,000	Florida Development Finance Corp., Revenue Ser A, 5.000%, 06/15/30	511,380
425,000	Georgetown, TX, Utility System Revenue, 5.000%, 08/15/35	463,989
500,000	Greater Jasper School Building Corp., Revenue, 5.000%, 07/15/29	530,843
510,000	Greater Texas Cultural Education Fac. Finance Corp., Revenue, 5.000%, 03/01/28	538,571
350,000	Guam Power Auth., Revenue Ser A, 5.000%, 10/01/26	359,477
500,000	Hamilton County, OH, 5.000%, 08/15/40	521,592
1,000,000	Hamilton County, OH EDR, 5.000%, 06/01/33	1,006,860
465,000	Harris County Cultural Education Fac. Finance Corp., Revenue Ser A, 5.000%, 07/01/52	483,655
500,000	Health Care Auth. for Baptist Health/The, Revenue Ser A, 5.000%, 11/15/32	537,851
500,000	Hospitals & Higher Education Fac. Auth. of Philadelphia/The, Revenue, 5.000%, 07/01/37	534,702
500,000	Illinois Finance Auth., Revenue Ser A, 5.000%, 08/15/47	523,481
500,000	Indiana Finance Auth., Revenue Ser A, 5.750%, 03/01/54	532,936
500,000	Iowa Higher Education Loan Auth., Revenue, 5.375%, 10/01/52	521,124
500,000	Kentucky Asset Liability Commission, Revenue Ser A, 5.000%, 09/01/25	506,120
595,000	Kentucky Public Energy Auth., Revenue Ser 1, 4.000%, 02/01/30	595,657
500,000	Louisiana Local Government Environmental Fac. & Community Development Auth, Revenue, 5.000%, 08/15/30	517,197
500,000	Main Street Natural Gas, Inc., Revenue Ser B, 5.000%, 12/01/54	532,033
500,000	Metropolitan Government Nashville & Davidson County Sports Auth., Revenue Ser A, 5.250%, 07/01/53	538,442
500,000	Michigan Finance Authority, Revenue Ser C, 5.000%, 06/01/32	533,174
500,000	Michigan State Building Auth., Revenue Ser I, 5.000%, 04/15/34	505,188
500,000	Millard School District Local Building Auth., Revenue, 5.000%, 05/15/59	532,243
500,000	Missouri Joint Municipal Electric Utility Commission, Revenue, 5.000%, 12/01/36	543,364
500,000	Monroeville Finance Auth., Revenue Ser B, 5.000%, 02/15/29	535,988
575,000	Montrose Redevelopment Auth., 5.000%, 09/01/26	589,448
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 73.6% (Continued)
$ 500,000	Municipal Electric Authority of Georgia Ser A, 5.000%, 07/01/52	$ 519,762
500,000	New Hampshire Business Finance Auth., Revenue Ser A, 5.250%, 06/01/51	534,039
500,000	New Jersey Economic Development Auth., Revenue EDR, 5.000%, 03/01/28	528,353
500,000	New Jersey Transportation Trust Fund Authority, Revenue Ser AA, 5.000%, 06/15/45	522,091
500,000	New York City Transitional Finance Auth., Revenue Ser D, 5.000%, 05/01/50	537,304
500,000	New York State Dormitory Auth., Revenue, 5.000%, 07/01/29	514,738
500,000	Newark Higher Education Finance Corp., Revenue Ser A, 4.000%, 04/01/57	434,012
500,000	Ohio Higher Educational Fac. Commission, 5.000%, 03/01/34	501,095
500,000	Ozark Reorg School District No R-6, COP, 5.000%, 04/01/45	523,970
500,000	Pasco County School Board, COP Ser B, 5.000%, 08/01/46	523,937
500,000	Pennsylvania Higher Educational Fac. Auth., Revenue Ser A, 5.000%, 05/01/32	538,295
500,000	Polaris Career Center COP, 5.000%, 11/01/35	506,039
500,000	Public Utility District No. 1 of Benton County, Revenue, 5.000%, 11/01/28	517,505
500,000	Pulaski County, AR, Revenue, 5.250%, 03/01/53	533,897
500,000	Regional Transportation District, Revenue Ser A, 5.000%, 01/15/29	526,271
500,000	Regional Transportation District, Revenue Ser A, 5.000%, 01/15/31	536,923
500,000	Rhode Island Health and Educational Building Corp., Revenue Ser A, 5.000%, 05/15/48	536,134
500,000	Rock Hill , SC, Combined Utility System Revenue Ser A, 5.000%, 01/01/54	524,320
520,000	South Carolina Public Service Auth., Revenue Ser A, 4.000%, 12/01/52	473,851
500,000	Southwest Higher Education Auth., Inc., Revenue, 5.000%, 10/01/29	515,858
500,000	St Louis , MO, Airport Revenue Ser A, 5.250%, 07/01/54	545,220
500,000	St Lucie County School Board, COP Ser A, 5.000%, 07/01/48	527,031
510,000	State Board of Higher Education of the State of North Dakota, Revenue Ser A, 5.000%, 04/01/29	528,686
500,000	State of Illinois Sales Tax Revenue Ser B, 5.000%, 06/15/33	521,276
500,000	Tobacco Settlement Financing Corp, Revenue Ser A, 5.000%, 06/01/30	522,749
500,000	Town of Gypsum CO Sewer Revenue, 5.000%, 12/01/54	530,430
500,000	Town of Upland, Revenue EDR, 4.000%, 09/01/43	478,445
500,000	Troy Capital Resource Corp., Revenue, 5.000%, 09/01/30	541,042
500,000	Williamsburg LSD, COP, 5.250%, 12/15/53	525,701
500,000	Wisconsin Health & Educational Fac. Auth., Revenue, 5.000%, 03/15/53	494,832
500,000	Wisconsin Health & Educational Fac. Auth., Revenue Ser B, 5.250%, 12/01/48	530,702
240,000	Yamhill County, OR, Revenue, 4.000%, 12/01/41	234,635
	Total Fixed Rate Revenue Bonds	$35,781,474
	General Obligation Bonds – 22.4%
500,000	Aubrey, TX, LTGO Ser A, 5.000%, 02/15/42	539,472
500,000	Bartholomew Consolidated School Corp., LTGO, 6.000%, 01/15/26	514,572
500,000	Bexar County Hospital District, LTGO, 5.000%, 02/15/48	529,239
500,000	Chicago Board of Education, UTGO Ser A, 4.000%, 12/01/47	415,782
500,000	Chicago, IL, UTGO Ser A, 5.000%, 01/01/34	524,823

Touchstone Core Municipal Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	General Obligation Bonds – 22.4% (Continued)
$ 500,000	Decatur, TX, LTGO, 5.000%, 03/01/54	$ 523,112
150,000	Detroit, MI, UTGO Ser C, 6.000%, 05/01/43	167,918
505,000	Ecorse Public School District, UTGO, 5.000%, 05/01/27	526,558
150,000	Gold Hill Mesa Metropolitan District No 2, LTGO Ser A, 5.000%, 12/01/29	159,359
500,000	Gregg County, TX, LTGO, 5.000%, 09/15/30	535,444
500,000	Harris County, TX, LTGO Ser A, 5.000%, 09/15/54	532,349
500,000	Homewood, AL, UTGO, 5.000%, 09/01/29	514,130
500,000	Hudsonville Public Schools, UTGO, 5.000%, 05/01/53	521,585
500,000	Jackson, MS, UTGO, 5.000%, 03/01/28	511,944
610,000	Milwaukee, WI, UTGO Ser N3, 5.000%, 04/01/29	653,643
500,000	North Pine Vistas Metropolitan District No 2, LTGO, 5.250%, 12/01/42	539,424
450,000	School District of Philadelphia/The, LTGO Ser B, 5.000%, 09/01/30	485,568
440,000	School District of Philadelphia/The, LTGO Ser D, 5.000%, 09/01/25	444,892
500,000	St Louis, MO, UTGO Ser A, 5.000%, 02/15/43	533,648
500,000	State of Illinois, UTGO Ser B, 5.500%, 05/01/47	538,631
500,000	Whispering Pines Metropolitan District No 1, LTGO, 5.000%, 12/01/52	517,836
650,000	Wichita Falls Independent School District, UTGO, 4.000%, 02/01/26	656,444
	Total General Obligation Bonds	$10,886,373
Shares
	Short-Term Investment Fund — 2.8%
1,365,834	Dreyfus Government Cash Management Institutional Shares, 4.36%∞Ω	1,365,834
	Total Investment Securities—98.8% (Cost $48,757,480)	$48,033,681
	Other Assets in Excess of Liabilities — 1.2%	$575,761
	Net Assets — 100.0%	$48,609,442
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
COP–Certificates of Participation
EDR–Economic Development Revenue
LSD–Local School District
LTGO–Limited Tax General Obligation
UTGO–Unlimited Tax General Obligation
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$46,667,847	$—	$46,667,847
Short-Term Investment Fund	1,365,834	—	—	1,365,834
Total	$1,365,834	$46,667,847	$—	$48,033,681
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone International Value Fund – December 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 98.8%
	Japan — 16.4%
	Consumer Discretionary — 6.5%
115,500	Honda Motor Co. Ltd.	$ 1,099,653
163,500	Panasonic Holdings Corp.	1,671,070
87,300	Sankyo Co. Ltd.	1,175,363
88,300	Sumitomo Rubber Industries Ltd.	991,413
144,500	Yamaha Motor Co. Ltd.	1,273,146
	Financials — 1.4%
138,500	Japan Post Holdings Co. Ltd.	1,304,358
	Health Care — 1.2%
43,700	Nippon Shinyaku Co. Ltd.	1,104,167
	Industrials — 5.0%
48,000	Komatsu Ltd.	1,307,634
79,500	NGK Insulators Ltd.	1,003,798
84,000	NIPPON EXPRESS HOLDINGS, Inc.	1,273,614
60,300	Sojitz Corp.	1,228,905
	Information Technology — 2.3%
67,800	Brother Industries Ltd.	1,146,907
33,800	Canon, Inc.	1,097,880
	Total Japan	15,677,908
	China — 8.9%
	Consumer Discretionary — 4.7%
166,700	Alibaba Group Holding Ltd.	1,764,246
86,100	JD.com, Inc. - Class A	1,494,972
6,800	Prosus NV	270,129
70,700	Vipshop Holdings Ltd. ADR	952,329
	Energy — 1.1%
1,352,000	PetroChina Co. Ltd. Class H	1,057,742
	Health Care — 0.9%
1,412,000	CSPC Pharmaceutical Group Ltd.	860,754
	Industrials — 1.0%
646,000	Weichai Power Co. Ltd. Class H	981,144
	Materials — 1.2%
720,000	Jiangxi Copper Co. Ltd. Class H	1,147,172
	Total China	8,528,488
	United Kingdom — 7.4%
	Consumer Staples — 1.7%
360,400	Tesco PLC	1,657,607
	Financials — 4.7%
153,500	HSBC Holdings PLC	1,509,085
207,700	Investec PLC	1,414,507
308,600	NatWest Group PLC	1,546,473
	Real Estate — 1.0%
1,126,316	Supermarket Income PLC REIT	960,234
	Total United Kingdom	7,087,906
	France — 6.8%
	Energy — 1.3%
21,800	TotalEnergies SE	1,214,584
	Financials — 1.3%
19,900	BNP Paribas SA	1,221,797
	Industrials — 1.0%
36,200	Rexel SA	921,996
	Materials — 0.9%
34,400	Verallia SA, 144a	863,947
Shares		Market Value
	Common Stocks — 98.8% (Continued)
	France — (Continued)
	Real Estate — 1.3%
44,700	Klepierre SA REIT	$ 1,287,338
	Utilities — 1.0%
41,100	Rubis SCA	1,016,654
	Total France	6,526,316
	Canada — 5.7%
	Energy — 1.1%
17,500	Imperial Oil Ltd.	1,078,524
	Financials — 1.7%
53,900	Manulife Financial Corp.	1,655,866
	Industrials — 1.1%
38,100	Finning International, Inc.	1,009,586
	Materials — 1.8%
111,500	Dundee Precious Metals, Inc.	1,011,485
32,200	Lundin Gold, Inc.	686,808
	Total Canada	5,442,269
	Taiwan — 5.4%
	Information Technology — 5.4%
1,210,000	Compal Electronics, Inc.	1,385,344
292,000	Hon Hai Precision Industry Co. Ltd.	1,632,470
201,000	Sino-American Silicon Products, Inc.	823,673
1,009,000	United Microelectronics Corp.	1,314,321
	Total Taiwan	5,155,808
	Italy — 4.6%
	Consumer Discretionary — 1.0%
176,400	Pirelli & C SpA, 144a	1,000,231
	Financials — 1.4%
33,100	UniCredit SpA	1,325,601
	Industrials — 0.9%
32,500	Leonardo SpA	874,374
	Materials — 1.3%
33,700	Buzzi SpA	1,244,031
	Total Italy	4,444,237
	South Korea — 4.6%
	Communication Services — 1.4%
35,800	SK Telecom Co. Ltd.	1,341,502
	Consumer Discretionary — 1.0%
14,900	Kia Corp.	1,008,276
	Financials — 1.1%
14,800	DB Insurance Co. Ltd.	1,028,309
	Information Technology — 1.1%
29,200	Samsung Electronics Co. Ltd.	1,042,055
	Total South Korea	4,420,142
	Switzerland — 4.3%
	Health Care — 4.3%
25,500	Novartis AG	2,482,611
5,700	Roche Holding AG	1,593,759
	Total Switzerland	4,076,370
	Netherlands — 4.2%
	Energy — 1.6%
47,200	Shell PLC	1,471,271

Touchstone International Value Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 98.8% (Continued)
	Netherlands — (Continued)
	Financials — 2.6%
81,300	ABN AMRO Bank NV, 144a	$ 1,254,587
28,500	NN Group NV	1,242,845
	Total Netherlands	3,968,703
	Germany — 3.9%
	Consumer Discretionary — 1.1%
18,900	Mercedes-Benz Group AG	1,053,709
	Financials — 1.5%
82,300	Deutsche Bank AG	1,420,243
	Industrials — 1.3%
33,900	Daimler Truck Holding AG	1,298,441
	Total Germany	3,772,393
	India — 3.9%
	Energy — 2.1%
195,500	Coal India Ltd.	875,021
285,900	Petronet LNG Ltd.	1,153,863
	Financials — 1.0%
785,500	Canara Bank	915,098
	Materials — 0.8%
334,500	Gujarat State Fertilizers & Chemicals Ltd.	769,610
	Total India	3,713,592
	Australia — 2.6%
	Financials — 1.4%
72,700	ANZ Group Holdings Ltd.	1,280,960
	Materials — 1.2%
16,200	Rio Tinto Ltd.	1,174,709
	Total Australia	2,455,669
	Spain — 2.5%
	Financials — 1.5%
306,000	Banco Santander SA	1,415,633
	Information Technology — 1.0%
55,200	Indra Sistemas SA	975,185
	Total Spain	2,390,818
	Sweden — 1.7%
	Information Technology — 1.7%
199,800	Telefonaktiebolaget LM Ericsson - Class B	1,618,071
	Hong Kong — 1.6%
	Health Care — 1.6%
940,000	United Laboratories International Holdings Ltd. (The)	1,487,143
	Denmark — 1.5%
	Financials — 1.5%
49,600	Danske Bank A/S	1,406,293
	Malaysia — 1.5%
	Financials — 1.5%
765,300	CIMB Group Holdings Bhd	1,402,095
	Norway — 1.4%
	Financials — 1.4%
68,300	DNB Bank ASA	1,363,571
	Austria — 1.4%
	Financials — 1.4%
22,000	Erste Group Bank AG	1,361,715
Shares		Market Value
	Common Stocks — 98.8% (Continued)
	United States — 1.3%
	Health Care — 1.3%
76,100	GSK PLC	$ 1,283,600
	Greece — 1.3%
	Communication Services — 1.3%
79,755	Hellenic Telecommunications Organization SA	1,229,300
	Belgium — 1.2%
	Financials — 1.2%
23,900	Ageas SA	1,162,022
	Indonesia — 1.2%
	Utilities — 1.2%
11,771,900	Perusahaan Gas Negara Tbk PT	1,160,617
	Brazil — 1.0%
	Materials — 1.0%
113,300	Vale SA	1,000,431
	Mexico — 1.0%
	Consumer Staples — 1.0%
685,100	Kimberly-Clark de Mexico SAB de CV - Class A	964,680
	South Africa — 0.9%
	Materials — 0.9%
111,800	Harmony Gold Mining Co. Ltd.	896,186
	Finland — 0.6%
	Industrials — 0.6%
11,060	Cargotec Oyj - Class B	585,198
	Total Common Stocks	$94,581,541
	Short-Term Investment Fund — 0.8%
734,780	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	734,780
	Total Investment Securities — 99.6% (Cost $97,858,298)	$95,316,321
	Other Assets in Excess of Liabilities — 0.4%	409,687
	Net Assets — 100.0%	$95,726,008
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities were valued at $3,118,765 or 3.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone International Value Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$15,677,908	$—	$15,677,908
China	1,222,458	7,306,030	—	8,528,488
United Kingdom	3,883,826	3,204,080	—	7,087,906
France	1,016,654	5,509,662	—	6,526,316
Canada	5,442,269	—	—	5,442,269
Taiwan	—	5,155,808	—	5,155,808
Italy	1,000,231	3,444,006	—	4,444,237
South Korea	—	4,420,142	—	4,420,142
Switzerland	—	4,076,370	—	4,076,370
Netherlands	—	3,968,703	—	3,968,703
Germany	—	3,772,393	—	3,772,393
India	—	3,713,592	—	3,713,592
Australia	—	2,455,669	—	2,455,669
Spain	—	2,390,818	—	2,390,818
Sweden	—	1,618,071	—	1,618,071
Hong Kong	—	1,487,143	—	1,487,143
Denmark	—	1,406,293	—	1,406,293
Malaysia	—	1,402,095	—	1,402,095
Norway	—	1,363,571	—	1,363,571
Austria	—	1,361,715	—	1,361,715
United States	—	1,283,600	—	1,283,600
Greece	1,229,300	—	—	1,229,300
Belgium	—	1,162,022	—	1,162,022
Indonesia	—	1,160,617	—	1,160,617
Brazil	1,000,431	—	—	1,000,431
Mexico	964,680	—	—	964,680
South Africa	—	896,186	—	896,186
Finland	585,198	—	—	585,198
Short-Term Investment Fund	734,780	—	—	734,780
Total	$17,079,827	$78,236,494	$—	$95,316,321
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Large Cap Focused Fund – December 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 99.8%
	Information Technology — 32.0%
1,163,100	Apple, Inc.	$ 291,263,502
201,754	Applied Materials, Inc.	32,811,253
757,177	Microsoft Corp.	319,150,105
945,527	NVIDIA Corp.	126,974,821
507,553	Oracle Corp.	84,578,632
273,284	Salesforce, Inc.	91,367,040
262,256	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	51,792,937
325,115	Texas Instruments, Inc.	60,962,314
174,337	Workday, Inc. - Class A*	44,984,176
		1,103,884,780
	Communication Services — 15.8%
1,167,554	Alphabet, Inc. - Class C	222,348,984
1,034,614	Comcast Corp. - Class A	38,829,063
387,355	Meta Platforms, Inc. - Class A	226,800,226
33,144	Netflix, Inc.*	29,541,910
236,159	Walt Disney Co. (The)	26,296,305
		543,816,488
	Financials — 13.8%
1,968,763	Bank of America Corp.	86,527,134
211,133	Berkshire Hathaway, Inc. - Class B*	95,702,366
812,560	Charles Schwab Corp. (The)	60,137,566
134,417	Goldman Sachs Group, Inc. (The)	76,969,863
36,350	Markel Group, Inc.*	62,748,460
289,541	Visa, Inc. - Class A	91,506,538
		473,591,927
	Health Care — 12.4%
253,477	Becton Dickinson & Co.	57,506,327
329,786	BioMarin Pharmaceutical, Inc.*	21,676,834
825,047	Bristol-Myers Squibb Co.	46,664,658
244,688	HCA Healthcare, Inc.	73,443,103
517,873	Johnson & Johnson	74,894,793
775,587	Medtronic PLC	61,953,890
179,842	UnitedHealth Group, Inc.	90,974,874
		427,114,479
	Consumer Discretionary — 8.7%
352,112	Airbnb, Inc. - Class A*	46,271,038
169,284	Alibaba Group Holding Ltd. (China) ADR	14,353,591
948,364	Amazon.com, Inc.*	208,061,578
327,273	Starbucks Corp.	29,863,661
		298,549,868
	Industrials — 7.2%
330,248	Boeing Co. (The)*	58,453,896
94,428	FedEx Corp.	26,565,429
86,375	Hubbell, Inc.	36,181,624
361,794	RTX Corp.	41,866,802
374,216	Southwest Airlines Co.	12,581,142
597,739	SS&C Technologies Holdings, Inc.	45,296,661
341,064	Stanley Black & Decker, Inc.	27,384,029
		248,329,583
Shares		Market Value
	Common Stocks — 99.8% (Continued)
	Consumer Staples — 4.1%
171,679	Diageo PLC (United Kingdom) ADR†	$ 21,825,551
897,841	Monster Beverage Corp.*	47,190,523
610,083	Philip Morris International, Inc.	73,423,489
		142,439,563
	Energy — 2.3%
614,529	Exxon Mobil Corp.	66,104,884
365,452	Schlumberger NV	14,011,430
		80,116,314
	Materials — 2.1%
554,455	DuPont de Nemours, Inc.	42,277,194
361,806	International Flavors & Fragrances, Inc.	30,590,697
		72,867,891
	Real Estate — 1.4%
188,994	Jones Lang LaSalle, Inc.*	47,841,941
	Total Common Stocks	$3,438,552,834
	Short-Term Investment Funds — 0.3%
9,534,570	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	9,534,570
1,447,600	Invesco Government & Agency Portfolio, Institutional Class, 4.42%∞Ω**	1,447,600
	Total Short-Term Investment Funds	$10,982,170
	Total Investment Securities—100.1% (Cost $1,697,375,988)	$3,449,535,004
	Liabilities in Excess of Other Assets — (0.1%)	(3,912,312)
	Net Assets — 100.0%	$3,445,622,692
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2024 was $1,423,856.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,438,552,834	$—	$—	$3,438,552,834
Short-Term Investment Funds	10,982,170	—	—	10,982,170
Total	$3,449,535,004	$—	$—	$3,449,535,004
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Large Cap Fund – December 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 98.9%
	Financials — 32.1%
42,930	Berkshire Hathaway, Inc. - Class B*	$ 19,459,310
15,022	Blackrock, Inc.	15,399,202
133,267	Charles Schwab Corp. (The)	9,863,091
32,149	Chubb Ltd.	8,882,769
65,837	Fiserv, Inc.*	13,524,237
61,553	Progressive Corp. (The)	14,748,714
40,208	Visa, Inc. - Class A	12,707,336
		94,584,659
	Information Technology — 12.6%
80,370	Apple, Inc.	20,126,255
55,251	TE Connectivity PLC (Switzerland)	7,899,236
48,830	Texas Instruments, Inc.	9,156,113
		37,181,604
	Industrials — 12.2%
32,192	FedEx Corp.	9,056,575
48,971	Norfolk Southern Corp.	11,493,494
31,920	Old Dominion Freight Line, Inc.	5,630,688
47,745	Republic Services, Inc.	9,605,339
		35,786,096
	Materials — 10.5%
46,303	Air Products & Chemicals, Inc.	13,429,722
16,899	Martin Marietta Materials, Inc.	8,728,334
16,357	NewMarket Corp.	8,642,221
		30,800,277
	Consumer Discretionary — 10.2%
27,095	Home Depot, Inc. (The)	10,539,684
23,223	Lowe's Cos., Inc.	5,731,436
5,239	O'Reilly Automotive, Inc.*	6,212,406
83,646	Starbucks Corp.	7,632,698
		30,116,224
	Consumer Staples — 7.3%
142,486	Altria Group, Inc.	7,450,593
75,598	Church & Dwight Co., Inc.	7,915,866
73,318	Nestle SA (Switzerland) ADR	5,990,081
		21,356,540
	Communication Services — 7.1%
109,927	Alphabet, Inc. - Class C	20,934,499
Shares		Market Value
	Common Stocks — 98.9% (Continued)
	Health Care — 4.6%
136,868	Bruker Corp.	$ 8,023,202
37,518	Johnson & Johnson	5,425,853
		13,449,055
	Energy — 2.3%
47,322	Chevron Corp.	6,854,119
	Total Common Stocks	$291,063,073
	Short-Term Investment Fund — 1.1%
3,230,455	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	3,230,455
	Total Investment Securities—100.0% (Cost $162,069,122)	$294,293,528
	Liabilities in Excess of Other Assets — (0.0%)	(14,516)
	Net Assets — 100.0%	$294,279,012
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$291,063,073	$—	$—	$291,063,073
Short-Term Investment Fund	3,230,455	—	—	3,230,455
Total	$294,293,528	$—	$—	$294,293,528
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Large Company Growth Fund – December 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 99.7%
	Information Technology — 53.5%
5,110	Adobe, Inc.*	$ 2,272,315
32,124	Advanced Micro Devices, Inc.*	3,880,258
28,856	Apple, Inc.	7,226,120
124,195	Arista Networks, Inc.*	13,727,273
11,744	Autodesk, Inc.*	3,471,174
7,162	Cadence Design Systems, Inc.*	2,151,895
56,867	Dynatrace, Inc.*	3,090,722
51,878	Fortinet, Inc.*	4,901,433
6,004	Intuit, Inc.	3,773,514
39,938	Microsoft Corp.	16,833,867
145,100	NVIDIA Corp.	19,485,479
3,065	Synopsys, Inc.*	1,487,628
		82,301,678
	Communication Services — 11.8%
57,633	Alphabet, Inc. - Class A	10,909,927
12,462	Meta Platforms, Inc. - Class A	7,296,626
		18,206,553
	Consumer Discretionary — 9.4%
65,987	Amazon.com, Inc.*	14,476,888
	Industrials — 8.6%
8,255	GE Vernova, Inc.	2,715,317
14,739	General Electric Co.	2,458,318
33,550	Howmet Aerospace, Inc.	3,669,364
72,054	Uber Technologies, Inc.*	4,346,297
		13,189,296
	Financials — 8.5%
28,677	Fiserv, Inc.*	5,890,829
5,579	Mastercard, Inc. - Class A	2,937,734
13,472	Visa, Inc. - Class A	4,257,691
		13,086,254
	Health Care — 7.9%
32,145	Abbott Laboratories	3,635,921
Shares		Market Value
	Common Stocks — 99.7% (Continued)
	Health Care — 7.9% (Continued)
26,335	Neurocrine Biosciences, Inc.*	$ 3,594,727
56,249	Novo Nordisk A/S (Denmark) ADR	4,838,539
		12,069,187
	Total Common Stocks	$153,329,856
	Short-Term Investment Fund — 0.4%
604,981	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	604,981
	Total Investment Securities—100.1% (Cost $83,919,908)	$153,934,837
	Liabilities in Excess of Other Assets — (0.1%)	(125,436)
	Net Assets — 100.0%	$153,809,401
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$153,329,856	$—	$—	$153,329,856
Short-Term Investment Fund	604,981	—	—	604,981
Total	$153,934,837	$—	$—	$153,934,837
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Small Company Fund – December 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 99.7%
	Industrials — 24.0%
207,509	Albany International Corp. - Class A	$ 16,594,495
43,555	CACI International, Inc. - Class A*	17,598,833
77,265	Clean Harbors, Inc.*	17,781,767
72,152	Crane Co.	10,949,066
324,967	CSG Systems International, Inc.	16,609,063
33,805	Curtiss-Wright Corp.	11,996,380
24,550	EMCOR Group, Inc.	11,143,245
122,386	ESCO Technologies, Inc.	16,303,039
529,748	ExlService Holdings, Inc.*	23,510,216
125,539	Federal Signal Corp.	11,598,548
274,300	Hexcel Corp.	17,198,610
112,628	ITT, Inc.	16,092,289
456,358	KBR, Inc.	26,436,819
241,256	MAXIMUS, Inc.	18,009,761
230,320	NEXTracker, Inc. - Class A*	8,413,590
621,780	WNS Holdings Ltd. (India) ADR*	29,466,154
302,580	Zurn Elkay Water Solutions Corp.	11,286,234
		280,988,109
	Information Technology — 18.8%
114,237	Advanced Energy Industries, Inc.	13,209,224
544,087	Box, Inc. - Class A*	17,193,149
1,500,938	CCC Intelligent Solutions Holdings, Inc.*	17,606,003
188,327	Ciena Corp.*	15,972,013
96,053	CommVault Systems, Inc.*	14,495,358
831,523	DoubleVerify Holdings, Inc.*	15,973,557
645,480	LiveRamp Holdings, Inc.*	19,603,228
114,073	Onto Innovation, Inc.*	19,012,547
127,180	Qualys, Inc.*	17,833,180
452,826	RingCentral, Inc. - Class A*	15,853,438
90,081	SPS Commerce, Inc.*	16,574,003
369,909	Tower Semiconductor Ltd. (Israel)*	19,054,013
635,756	Verint Systems, Inc.*	17,451,502
		219,831,215
	Health Care — 16.8%
208,266	Bio-Techne Corp.	15,001,400
33,625	Chemed Corp.	17,814,525
203,800	Doximity, Inc. - Class A*	10,880,882
247,281	Encompass Health Corp.	22,836,400
107,027	Ensign Group, Inc. (The)	14,219,607
337,353	Globus Medical, Inc. - Class A*	27,902,467
221,951	Haemonetics Corp.*	17,329,934
370,322	LivaNova PLC*	17,149,612
160,544	Merit Medical Systems, Inc.*	15,527,816
771,023	Option Care Health, Inc.*	17,887,733
1,191,763	Progyny, Inc.*	20,557,912
		197,108,288
	Consumer Discretionary — 14.7%
158,037	Champion Homes, Inc.*	13,923,060
151,890	Crocs, Inc.*	16,636,512
213,694	Frontdoor, Inc.*	11,682,651
98,405	Grand Canyon Education, Inc.*	16,118,739
324,555	Malibu Boats, Inc. - Class A*	12,200,022
4	Oxford Industries, Inc.	315
157,190	PVH Corp.	16,622,843
376,416	Steven Madden Ltd.	16,005,208
243,145	Stride, Inc.*	25,270,060
87,279	Texas Roadhouse, Inc.	15,747,750
38,748	TopBuild Corp.*	12,063,802
415,940	YETI Holdings, Inc.*	16,017,849
		172,288,811
Shares		Market Value
	Common Stocks — 99.7% (Continued)
	Financials — 8.1%
430,968	Atlantic Union Bankshares Corp.	$ 16,325,068
59,332	Evercore, Inc. - Class A	16,446,237
850,477	FNB Corp.	12,570,050
596,872	Home BancShares, Inc.	16,891,477
165,575	SouthState Corp.	16,471,401
296,313	Webster Financial Corp.	16,362,404
		95,066,637
	Real Estate — 7.5%
206,647	Agree Realty Corp. REIT	14,558,281
763,030	Apple Hospitality REIT, Inc.	11,712,510
89,684	Colliers International Group, Inc. (Canada)†	12,194,333
554,809	COPT Defense Properties REIT	17,171,339
661,691	Kite Realty Group Trust REIT	16,701,081
470,669	STAG Industrial, Inc. REIT	15,918,026
		88,255,570
	Communication Services — 3.8%
797,086	Cargurus, Inc.*	29,125,523
288,471	Ziff Davis, Inc.*	15,675,514
		44,801,037
	Energy — 3.1%
299,147	Cactus, Inc. - Class A	17,458,219
702,540	Oceaneering International, Inc.*	18,322,243
		35,780,462
	Materials — 2.9%
68,529	Eagle Materials, Inc.	16,910,216
317,353	Silgan Holdings, Inc.	16,518,224
		33,428,440
	Total Common Stocks	$1,167,548,569
	Short-Term Investment Funds — 2.0%
11,693,786	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	11,693,786
11,624,844	Invesco Government & Agency Portfolio, Institutional Class, 4.42%∞Ω**	11,624,844
	Total Short-Term Investment Funds	$23,318,630
	Total Investment Securities—101.7% (Cost $883,198,034)	$1,190,867,199
	Liabilities in Excess of Other Assets — (1.7%)	(19,535,224)
	Net Assets — 100.0%	$1,171,331,975
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2024 was $11,558,538.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

Touchstone Small Company Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,167,548,569	$—	$—	$1,167,548,569
Short-Term Investment Funds	23,318,630	—	—	23,318,630
Total	$1,190,867,199	$—	$—	$1,190,867,199
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Value Fund – December 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 96.8%
	Financials — 16.7%
37,919	American Express Co.	$ 11,253,980
146,621	American International Group, Inc.	10,674,009
423,686	Bank of America Corp.	18,621,000
171,426	Bank of Nova Scotia (The) (Canada)	9,209,005
216,934	Fidelity National Information Services, Inc.	17,521,759
30,140	M&T Bank Corp.	5,666,621
118,927	US Bancorp	5,688,278
120,715	Wells Fargo & Co.	8,479,022
27,151	Willis Towers Watson PLC	8,504,779
		95,618,453
	Consumer Discretionary — 12.2%
156,392	Aptiv PLC (Jersey)*	9,458,588
855,299	Carnival Corp.*	21,314,051
328,789	Las Vegas Sands Corp.	16,886,603
39,038	Lithia Motors, Inc.	13,953,352
96,856	Wynn Resorts Ltd.	8,345,113
		69,957,707
	Health Care — 11.0%
645,005	Avantor, Inc.*	13,590,256
23,328	Elevance Health, Inc.	8,605,699
101,058	Medtronic PLC	8,072,513
108,848	Merck & Co., Inc.	10,828,199
238,209	Sanofi SA ADR	11,488,820
21,393	UnitedHealth Group, Inc.	10,821,863
		63,407,350
	Energy — 11.0%
385,561	Enbridge, Inc. (Canada)	16,359,353
124,474	Exxon Mobil Corp.	13,389,668
360,763	Halliburton Co.	9,809,146
70,395	Hess Corp.	9,363,239
517,395	Permian Resources Corp.	7,440,140
59,481	Phillips 66	6,776,671
		63,138,217
	Utilities — 7.9%
274,924	Entergy Corp.	20,844,738
133,997	Pinnacle West Capital Corp.	11,358,926
197,714	Xcel Energy, Inc.	13,349,649
		45,553,313
	Materials — 7.5%
66,022	Air Products & Chemicals, Inc.	19,149,021
292,256	Axalta Coating Systems Ltd.*	10,001,000
152,898	CRH PLC	14,146,123
		43,296,144
	Industrials — 7.2%
48,496	AECOM	5,180,343
47,827	Fortive Corp.	3,587,025
69,483	Jacobs Solutions, Inc.	9,284,318
53,168	JB Hunt Transport Services, Inc.	9,073,651
178,464	Johnson Controls International PLC	14,086,163
		41,211,500
Shares		Market Value
	Common Stocks — 96.8% (Continued)
	Information Technology — 7.1%
12,744	Broadcom, Inc.	$ 2,954,569
91,623	Cognizant Technology Solutions Corp. - Class A	7,045,809
101,908	Microchip Technology, Inc.	5,844,424
61,005	Oracle Corp.	10,165,873
93,928	QUALCOMM, Inc.	14,429,219
		40,439,894
	Consumer Staples — 6.1%
561,707	Keurig Dr Pepper, Inc.	18,042,029
142,748	Philip Morris International, Inc.	17,179,722
		35,221,751
	Communication Services — 5.3%
52,672	Alphabet, Inc. - Class A	9,970,810
352,418	Comcast Corp. - Class A	13,226,247
50,972	Electronic Arts, Inc.	7,457,204
		30,654,261
	Real Estate — 4.8%
53,723	Prologis, Inc. REIT	5,678,521
33,901	Public Storage REIT	10,151,316
402,429	VICI Properties, Inc. REIT	11,754,951
		27,584,788
	Total Common Stocks	$556,083,378
	Short-Term Investment Fund — 3.5%
20,009,168	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	20,009,168
	Total Investment Securities—100.3% (Cost $450,018,783)	$576,092,546
	Liabilities in Excess of Other Assets — (0.3%)	(1,863,223)
	Net Assets — 100.0%	$574,229,323
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$556,083,378	$—	$—	$556,083,378
Short-Term Investment Fund	20,009,168	—	—	20,009,168
Total	$576,092,546	$—	$—	$576,092,546
See accompanying Notes to Financial Statements.

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Statements of Assets and Liabilities
December 31, 2024 (Unaudited)
	Touchstone Balanced Fund	Touchstone Core Municipal Bond Fund	Touchstone International Value Fund	Touchstone Large Cap Focused Fund	Touchstone Large Cap Fund	Touchstone Large Company Growth Fund
Assets
Investments, at cost	$691,788,265	$48,757,480	$97,858,298	$1,697,375,988	$162,069,122	$83,919,908
Investments, at market value *	$943,738,114	$48,033,681	$95,316,321	$3,449,535,004	$294,293,528	$153,934,837
Cash	3,935	—	—	—	—	—
Cash deposits held at prime broker (A)	332,775	—	—	—	—	—
Foreign currency †	1,000	—	1,194,150	—	—	—
Dividends and interest receivable	3,710,155	675,947	113,758	2,158,458	260,718	6,191
Receivable for capital shares sold	347,421	839	51,529	966,518	25,403	12,202
Receivable for securities lending income	139	—	157	123	—	—
Tax reclaim receivable	620	—	406,293	17,563	42,619	2,708
Other assets	3,644	3,227	365	13,017	28,322	4,772
Total Assets	948,137,803	48,713,694	97,082,573	3,452,690,683	294,650,590	153,960,710

Liabilities
Due to custodian	—	—	409,675	—	—	—
Dividends payable	—	14,116	776	—	144	—
Payable for return of collateral for securities on loan	659,175	—	—	1,447,600	—	—
Deferred foreign capital gains tax	—	—	10,142	—	—	—
Payable for capital shares redeemed	819,337	14,252	140,360	2,441,497	101,493	1,993
Payable for investments purchased	—	—	623,412	—	—	—
Payable to Investment Adviser	392,944	6,209	45,009	1,480,657	127,825	58,332
Payable to other affiliates	299,213	7,233	11,016	915,449	35,322	18,934
Payable to Trustees	23,573	23,573	23,573	23,573	23,573	23,573
Payable for professional services	33,941	17,892	38,580	56,229	18,481	16,750
Payable for reports to shareholders	22,459	10,383	3,837	40,934	13,253	10,575
Payable for transfer agent services	211,918	4,678	44,259	592,182	45,620	12,939
Payable for variation margin on futures contracts	5,625	—	—	—	—	—
Other accrued expenses and liabilities	13,271	5,916	5,926	69,870	5,867	8,213
Total Liabilities	2,481,456	104,252	1,356,565	7,067,991	371,578	151,309
Net Assets	$945,656,347	$48,609,442	$95,726,008	$3,445,622,692	$294,279,012	$153,809,401
Net assets consist of:
Paid-in capital	684,746,957	51,122,293	162,232,192	1,619,373,257	159,051,690	78,904,409
Distributable earnings (deficit)	260,909,390	(2,512,851)	(66,506,184)	1,826,249,435	135,227,322	74,904,992
Net Assets	$945,656,347	$48,609,442	$95,726,008	$3,445,622,692	$294,279,012	$153,809,401
*Includes market value of securities on loan of:	$648,363	$—	$—	$1,423,856	$—	$—
†Cost of foreign currency:	$1,101	$—	$1,205,854	$—	$—	$—
(A)	Represents segregated cash for futures contracts.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
Touchstone Small Company Fund	Touchstone Value Fund

$883,198,034	$450,018,783
$1,190,867,199	$576,092,546
—	52
—	—
1,324	—
620,627	675,183
1,685,500	1,599,990
214	—
1,315	—
16,199	4,355
1,193,192,378	578,372,126

—	—
—	—
11,624,844	—
—	—
9,001,642	2,062,548
—	1,555,118
638,510	258,333
269,555	101,450
23,573	23,573
29,060	22,123
24,701	19,138
228,713	95,051
—	—
19,805	5,469
21,860,403	4,142,803
$1,171,331,975	$574,229,323

859,441,373	418,816,606
311,890,602	155,412,717
$1,171,331,975	$574,229,323
$11,558,538	$—
$1,487	$—

Statements of Assets and Liabilities  (Unaudited) (Continued)
	Touchstone Balanced Fund	Touchstone Core Municipal Bond Fund	Touchstone International Value Fund	Touchstone Large Cap Focused Fund	Touchstone Large Cap Fund	Touchstone Large Company Growth Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$590,109,603	$22,018,379	$72,258,641	$2,155,504,274	$7,667,844	$5,686,854
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	21,134,272	2,041,509	5,130,456	30,446,676	395,668	102,126
Net asset value price per share*	$27.92	$10.79	$14.08	$70.80	$19.38	$55.68
Maximum sales charge - Class A shares	5.00%	3.25%	5.00%	5.00%	5.00%	5.00%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$29.39	$11.15	$14.82	$74.53	$20.40	$58.61

Pricing of Class C Shares
Net assets applicable to Class C shares	$70,306,371	$604,173	$1,512,259	$51,772,143	$816,056	$180,746
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,513,693	56,069	118,566	819,802	43,015	3,556
Net asset value and offering price per share**	$27.97	$10.78	$12.75	$63.15	$18.97	$50.83

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$285,094,543	$2,582,523	$21,603,264	$939,935,201	$216,148,072	$10,842,463
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	10,311,722	238,639	1,558,405	13,293,074	11,148,903	189,079
Net asset value, offering price and redemption price per share	$27.65	$10.82	$13.86	$70.71	$19.39	$57.34

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$—	$23,404,367	$351,844	$241,347,044	$69,647,040	$137,099,338
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	2,166,301	25,645	3,406,420	3,590,543	2,362,058
Net asset value, offering price and redemption price per share	$—	$10.80	$13.72	$70.85	$19.40	$58.04

Pricing of Class R6 Shares
Net assets applicable to Class R6 shares	$145,830	$—	$—	$57,064,030	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,277	—	—	804,797	—	—
Net asset value, offering price and redemption price per share	$27.63	$—	$—	$70.90	$—	$—
*	There is no sales load on subscriptions of $1 million or more for all funds except for Core Municipal Bond Fund. There is no sales load on subscriptions of $500,000 or more for Core Municipal Bond Fund. Redemptions that were part of a $500,000 or $1 million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.
**	Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
Touchstone Small Company Fund	Touchstone Value Fund

$511,714,875	$170,722,494
85,537,089	14,427,378
$5.98	$11.83
5.00%	5.00%
$6.29	$12.45

$14,673,087	$2,274,776
2,506,592	192,866
$5.85	$11.79

$530,957,513	$107,711,181
76,413,294	9,047,006
$6.95	$11.91

$33,211,433	$264,493,970
4,766,034	22,311,442
$6.97	$11.85

$80,775,067	$29,026,902
12,765,327	2,446,958
$6.33	$11.86

Statements of Operations For the Six Months Ended December 31, 2024 (Unaudited)
	Touchstone Balanced Fund	Touchstone Core Municipal Bond Fund	Touchstone International Value Fund	Touchstone Large Cap Focused Fund	Touchstone Large Cap Fund	Touchstone Large Company Growth Fund
Investment Income
Dividends*	$3,777,304	$23,253	$1,998,515	$21,170,659	$2,347,583	$253,075
Interest	7,496,971	874,155	—	—	—	—
Income from securities loaned	213	—	3,862	246	—	—
Total Investment Income	11,274,488	897,408	2,002,377	21,170,905	2,347,583	253,075
Expenses
Investment advisory fees	2,294,775	98,762	371,653	8,762,845	894,388	456,579
Administration fees	637,921	33,068	71,113	2,317,717	199,619	101,903
Compliance fees and expenses	2,076	2,076	2,076	2,076	2,076	2,076
Custody fees	23,664	801	36,463	13,691	3,282	2,348
Professional fees	28,780	13,708	27,183	59,635	15,424	13,374
Transfer Agent fees, Class A	215,765	5,541	51,246	616,407	2,485	2,112
Transfer Agent fees, Class C	27,742	254	1,825	23,285	285	102
Transfer Agent fees, Class Y	134,919	1,519	14,813	393,015	75,591	4,395
Transfer Agent fees, Institutional Class	—	441	96	32,926	2,135	19,545
Transfer Agent fees, Class R6	10	—	—	198	—	—
Registration fees, Class A	15,372	5,588	12,094	23,765	6,890	6,269
Registration fees, Class C	9,150	4,909	5,975	8,914	3,681	4,370
Registration fees, Class Y	14,898	3,775	8,027	31,050	9,579	5,307
Registration fees, Institutional Class	—	2,146	4,600	9,705	6,049	11,872
Registration fees, Class R6	2,297	—	—	6,731	—	—
Reports to Shareholders, Class A	18,911	2,081	7,895	32,260	1,858	1,846
Reports to Shareholders, Class C	3,764	1,683	2,279	3,280	1,724	1,684
Reports to Shareholders, Class Y	8,488	1,749	3,465	24,584	9,064	1,831
Reports to Shareholders, Institutional Class	—	1,695	2,128	4,158	1,726	2,183
Reports to Shareholders, Class R6	1,681	—	—	2,220	—	—
Distribution expenses, Class A	747,969	27,873	98,939	2,702,060	9,457	6,897
Distribution and shareholder servicing expenses, Class C	365,780	3,256	8,769	263,281	5,191	863
Trustee fees	16,268	16,268	16,268	16,268	16,268	16,268
Other expenses	112,028	17,093	51,866	388,136	51,368	23,546
Total Expenses	4,682,258	244,286	798,773	15,738,207	1,318,140	685,370
Fees waived and/or reimbursed by the Adviser and/or Affiliates(A)	(3,999)	(85,709)	(171,356)	(177,707)	(163,756)	(134,754)
Net Expenses	4,678,259	158,577	627,417	15,560,500	1,154,384	550,616
Net Investment Income (Loss)	6,596,229	738,831	1,374,960	5,610,405	1,193,199	(297,541)
Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments(B)	20,244,494	4,819	2,323,970	70,277,687	9,011,852	6,844,595
Net realized gains on futures contracts	612,384	—	—	—	—	—
Net realized losses on swap agreements	(217,084)	—	—	—	—	—
Net realized losses on foreign currency transactions	—	—	(1,655)	—	—	—
Net change in unrealized appreciation (depreciation) on investments†	25,084,476	29,375	(3,967,030)	188,516,305	13,883,511	(1,232,715)
Net change in unrealized appreciation (depreciation) on futures contracts	(170,057)	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on swap agreements	(63,037)	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(54)	—	(19,866)	—	—	—
Net Realized and Unrealized Gains (Losses) on Investments	45,491,122	34,194	(1,664,581)	258,793,992	22,895,363	5,611,880
Change in Net Assets Resulting from Operations	$52,087,351	$773,025	$(289,621)	$264,404,397	$24,088,562	$5,314,339
*Net of foreign tax withholding of:	$11,943	$—	$185,750	$68,086	$—	$6,253
†Includes increase in deferred foreign capital gains tax of:	$—	$—	$1,914	$—	$—	$—
(A)	See Note 4 in Notes to Financial Statements.
(B)	Net realized gains on investments includes the realized gains of $69,628,019, $3,330,846, $2,398,202 and $4,378,326 for the Large Cap Focused Fund, the Large Cap Fund, the Large Company Growth Fund and the Small Company Fund, respectively, for redemption-in-kind activity, which will not be recognized by the Fund for tax purposes.
See accompanying Notes to Financial Statements.

Statements of Operations (Unaudited) (Continued)
Touchstone Small Company Fund	Touchstone Value Fund

$5,275,707	$6,126,015
—	—
3,065	22,635
5,278,772	6,148,650

3,738,889	1,697,659
778,564	388,786
2,076	2,076
5,963	3,068
27,823	19,542
199,100	72,951
7,516	1,349
228,998	44,041
6,591	47,679
178	23
16,240	10,592
7,280	4,615
19,536	9,501
9,662	10,014
7,819	5,123
14,323	8,606
2,318	1,586
21,519	4,502
2,218	5,543
3,425	2,033
659,836	217,563
74,337	13,112
16,268	16,268
119,994	51,259
5,970,473	2,637,491
(84,279)	(228,569)
5,886,194	2,408,922
(607,422)	3,739,728

50,342,854	49,750,905
—	—
—	—
—	(3,372)
50,753,694	(5,270,084)
—	—
—	—
(67)	—
101,096,481	44,477,449
$100,489,059	$48,217,177
$2,018	$112,316
$—	$—

Statements of Changes in Net Assets
	Touchstone Balanced Fund		Touchstone Core Municipal Bond Fund		Touchstone International Value Fund
	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024
From Operations
Net investment income (loss)	$6,596,229	$12,583,442	$738,831	$1,483,277	$1,374,960	$1,707,429
Net realized gains (losses) on investments, futures contracts, swap agreements and foreign currency transactions	20,639,794	(528,110)	4,819	(530,177)	2,322,315	15,029,374
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap agreements and foreign currency transactions	24,851,328	89,056,923	29,375	781,330	(3,986,896)	(12,728,675)
Change in Net Assets from Operations	52,087,351	101,112,255	773,025	1,734,430	(289,621)	4,008,128

Distributions to Shareholders:
Distributed earnings, Class A	(7,051,880)	(7,655,925)	(317,774)	(612,050)	(7,150,624)	(1,107,769)
Distributed earnings, Class C	(567,586)	(442,911)	(6,878)	(18,263)	(153,385)	(20,132)
Distributed earnings, Class Y	(3,722,067)	(3,910,645)	(42,010)	(84,123)	(2,294,692)	(481,196)
Distributed earnings, Institutional Class	—	—	(376,239)	(768,851)	(39,445)	(72,826)
Distributed earnings, Class R6	(1,870)	(1,811)	—	—	—	—
Total Distributions	(11,343,403)	(12,011,292)	(742,901)	(1,483,287)	(9,638,146)	(1,681,923)
Change in Net Assets from Share Transactions(A)	(11,838,922)	14,490,546	(739,625)	(4,017,832)	231,429	(11,081,155)

Total Increase (Decrease) in Net Assets	28,905,026	103,591,509	(709,501)	(3,766,689)	(9,696,338)	(8,754,950)

Net Assets
Beginning of period	916,751,321	813,159,812	49,318,943	53,085,632	105,422,346	114,177,296
End of period	$945,656,347	$916,751,321	$48,609,442	$49,318,943	$95,726,008	$105,422,346
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Large Cap Focused Fund		Touchstone Large Cap Fund		Touchstone Large Company Growth Fund		Touchstone Small Company Fund
For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024

$5,610,405	$18,591,182	$1,193,199	$2,539,084	$(297,541)	$(433,407)	$(607,422)	$1,264,584
70,277,687	109,359,169	9,011,852	9,158,148	6,844,595	18,793,746	50,342,854	41,310,327
188,516,305	393,563,765	13,883,511	12,727,366	(1,232,715)	29,377,410	50,753,627	72,135,979
264,404,397	521,514,116	24,088,562	24,424,598	5,314,339	47,737,749	100,489,059	114,710,890

(14,290,861)	(12,772,081)	(265,850)	(95,374)	(161,060)	(160,700)	(29,701,501)	(771,772)
(231,770)	(49,032)	(22,848)	(6,280)	(5,544)	(9,647)	(830,082)	(23,753)
(8,561,004)	(7,364,752)	(7,752,092)	(3,712,247)	(294,888)	(325,622)	(27,249,001)	(494,033)
(2,231,509)	(2,370,622)	(2,528,634)	(1,172,880)	(3,728,002)	(4,710,574)	(1,743,608)	(37,674)
(556,685)	(305,881)	—	—	—	—	(5,123,010)	(103,235)
(25,871,829)	(22,862,368)	(10,569,424)	(4,986,781)	(4,189,494)	(5,206,543)	(64,647,202)	(1,430,467)
(152,381,372)	(74,902,210)	891,820	(13,419,255)	(431,220)	(35,938,927)	79,424,580	39,368,266

86,151,196	423,749,538	14,410,958	6,018,562	693,625	6,592,279	115,266,437	152,648,689

3,359,471,496	2,935,721,958	279,868,054	273,849,492	153,115,776	146,523,497	1,056,065,538	903,416,849
$3,445,622,692	$3,359,471,496	$294,279,012	$279,868,054	$153,809,401	$153,115,776	$1,171,331,975	$1,056,065,538

Statements of Changes in Net Assets (Continued)
	Touchstone Value Fund
	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024
From Operations
Net investment income	$3,739,728	$7,917,574
Net realized gains on investments and foreign currency transactions	49,747,533	22,760,631
Net change in unrealized appreciation on investments	(5,270,084)	49,629,747
Change in Net Assets from Operations	48,217,177	80,307,952

Distributions to Shareholders:
Distributed earnings, Class A	(12,652,438)	(3,370,015)
Distributed earnings, Class C	(165,014)	(46,658)
Distributed earnings, Class Y	(8,029,441)	(2,126,316)
Distributed earnings, Institutional Class	(19,931,504)	(5,875,414)
Distributed earnings, Class R6	(2,184,823)	(710,922)
Total Distributions	(42,963,220)	(12,129,325)
Change in Net Assets from Share Transactions	24,431,038	(20,052,324)

Total Increase (Decrease) in Net Assets	29,684,995	48,126,303

Net Assets
Beginning of period	544,544,328	496,418,025
End of period	$574,229,323	$544,544,328
See accompanying Notes to Financial Statements.

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Statements of Changes in Net Assets - Capital Stock Activity
	Touchstone Balanced Fund				Touchstone Core Municipal Bond Fund
	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024		For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	649,802	$18,060,217	1,630,348	$40,651,293	41,258	$449,763	44,735	$478,238
Reinvestment of distributions	236,369	6,702,359	285,889	7,248,875	23,828	259,095	47,173	503,359
Cost of Shares redeemed	(1,436,817)	(39,928,172)	(2,675,799)	(66,982,143)	(85,523)	(930,729)	(171,817)	(1,824,135)
Change from Class A Share Transactions	(550,646)	(15,165,596)	(759,562)	(19,081,975)	(20,437)	(221,871)	(79,909)	(842,538)
Class C
Proceeds from Shares issued	261,559	7,292,310	486,712	12,019,784	—	—	21,220	220,449
Reinvestment of distributions	19,683	561,440	17,249	437,404	628	6,823	1,707	18,213
Cost of Shares redeemed	(461,106)	(12,883,683)	(865,883)	(21,630,246)	(8,642)	(94,185)	(54,656)	(583,986)
Change from Class C Share Transactions	(179,864)	(5,029,933)	(361,922)	(9,173,058)	(8,014)	(87,362)	(31,729)	(345,324)
Class Y
Proceeds from Shares issued	1,115,080	30,734,824	3,778,756	92,702,752	20,921	227,874	153,692	1,651,123
Reinvestment of distributions	132,337	3,713,127	155,059	3,903,732	3,656	39,893	7,207	77,156
Cost of Shares redeemed	(949,706)	(26,122,838)	(2,167,949)	(53,832,716)	(64,635)	(709,596)	(127,493)	(1,372,552)
Change from Class Y Share Transactions	297,711	8,325,113	1,765,866	42,773,768	(40,058)	(441,829)	33,406	355,727
Institutional Class
Proceeds from Shares issued	—	—	—	—	880	9,604	3,090	32,690
Reinvestment of distributions	—	—	—	—	34,355	374,189	71,966	768,842
Cost of Shares redeemed	—	—	—	—	(34,107)	(372,356)	(369,948)	(3,987,229)
Change from Institutional Class Share Transactions	—	—	—	—	1,128	11,437	(294,892)	(3,185,697)
Class R6
Proceeds from Shares issued	1,073	29,900	—	—	—	—	—	—
Reinvestment of distributions	56	1,594	72	1,811	—	—	—	—
Cost of Shares redeemed	—	—	(1,259)	(30,000)	—	—	—	—
Change from Class R6 Share Transactions	1,129	31,494	(1,187)	(28,189)	—	—	—	—
Change from Share Transactions	(431,670)	$(11,838,922)	643,195	$14,490,546	(67,381)	$(739,625)	(373,124)	$(4,017,832)
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone International Value Fund				Touchstone Large Cap Focused Fund
For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024		For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

65,772	$1,056,618	222,688	$3,421,364	249,953	$17,399,695	959,151	$56,976,265
470,273	6,929,845	66,321	1,049,853	182,540	13,248,572	198,433	11,761,830
(404,812)	(6,416,768)	(688,264)	(10,591,785)	(1,588,766)	(109,889,506)	(3,759,887)	(224,823,408)
131,233	1,569,695	(399,255)	(6,120,568)	(1,156,273)	(79,241,239)	(2,602,303)	(156,085,313)

4,370	61,702	7,536	104,341	56,780	3,517,702	184,201	9,575,579
11,316	151,099	1,376	19,894	3,520	230,618	928	48,816
(23,385)	(339,013)	(49,165)	(689,437)	(121,035)	(7,458,215)	(303,353)	(16,022,142)
(7,699)	(126,212)	(40,253)	(565,202)	(60,735)	(3,709,895)	(118,224)	(6,397,747)

81,421	1,271,027	318,224	4,786,758	1,220,608	84,598,180	5,225,833	306,946,790
156,653	2,273,645	30,392	474,424	113,525	8,188,418	118,534	7,020,176
(301,941)	(4,716,747)	(399,791)	(6,133,226)	(1,410,294)	(97,908,631)	(3,872,951)	(234,200,464)
(63,867)	(1,172,075)	(51,175)	(872,044)	(76,161)	(5,122,033)	1,471,416	79,766,502

—	—	68,212	1,005,003	1,890,200	131,135,858	3,794,448	230,455,953
2,744	39,444	4,678	72,826	25,960	1,875,537	27,449	1,628,984
(5,036)	(79,423)	(298,441)	(4,601,170)	(2,664,208)	(183,391,099)	(4,366,399)	(263,599,619)
(2,292)	(39,979)	(225,551)	(3,523,341)	(748,048)	(50,379,704)	(544,502)	(31,514,682)

—	—	—	—	35,142	2,442,511	693,744	43,050,865
—	—	—	—	7,672	554,403	5,120	304,038
—	—	—	—	(239,224)	(16,925,415)	(66,730)	(4,025,873)
—	—	—	—	(196,410)	(13,928,501)	632,134	39,329,030
57,375	$231,429	(716,234)	$(11,081,155)	(2,237,627)	$(152,381,372)	(1,161,479)	$(74,902,210)

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Large Cap Fund				Touchstone Large Company Growth Fund
	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024		For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	67,521	$1,329,898	85,298	$1,494,908	10,494	$592,192	23,075	$1,082,748
Reinvestment of distributions	11,788	236,460	4,898	85,774	2,778	161,060	3,688	160,700
Cost of Shares redeemed	(33,869)	(674,648)	(45,676)	(799,721)	(7,547)	(419,770)	(21,183)	(922,930)
Change from Class A Share Transactions	45,440	891,710	44,520	780,961	5,725	333,482	5,580	320,518
Class C
Proceeds from Shares issued	163	3,147	2,232	37,821	640	32,851	2,522	108,287
Reinvestment of distributions	1,138	22,382	366	6,222	101	5,338	187	7,502
Cost of Shares redeemed	(33,308)	(631,373)	(49,252)	(839,102)	(1,439)	(74,257)	(4,334)	(176,071)
Change from Class C Share Transactions	(32,007)	(605,844)	(46,654)	(795,059)	(698)	(36,068)	(1,625)	(60,282)
Class Y
Proceeds from Shares issued	44,042	879,136	126,493	2,227,695	18,766	1,087,161	23,515	1,108,228
Reinvestment of distributions	375,231	7,523,369	205,919	3,607,496	4,940	294,888	7,280	325,622
Cost of Shares redeemed	(518,158)	(10,211,294)	(1,061,397)	(18,735,885)	(13,875)	(795,965)	(25,226)	(1,207,506)
Change from Class Y Share Transactions	(98,885)	(1,808,789)	(728,985)	(12,900,694)	9,831	586,084	5,569	226,344
Institutional Class
Proceeds from Shares issued	400,711	7,880,302	868,656	15,363,823	183,786	10,490,424	865,302	39,789,725
Reinvestment of distributions	123,646	2,480,156	64,508	1,130,314	55,810	3,372,050	93,729	4,237,475
Cost of Shares redeemed	(403,585)	(7,945,715)	(964,649)	(16,998,600)	(264,688)	(15,177,192)	(1,774,771)	(80,452,707)
Change from Institutional Class Share Transactions	120,772	2,414,743	(31,485)	(504,463)	(25,092)	(1,314,718)	(815,740)	(36,425,507)
Class R6
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class R6 Share Transactions	—	—	—	—	—	—	—	—
Change from Share Transactions	35,320	$891,820	(762,604)	$(13,419,255)	(10,234)	$(431,220)	(806,216)	$(35,938,927)
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Small Company Fund				Touchstone Value Fund
For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024		For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

1,850,552	$11,467,369	4,138,747	$22,612,271	222,182	$2,735,657	254,866	$2,825,643
4,529,475	28,664,690	137,843	747,108	978,429	12,051,804	293,023	3,211,085
(7,479,783)	(46,187,842)	(11,630,577)	(62,953,665)	(759,010)	(9,408,138)	(2,043,559)	(22,062,477)
(1,099,756)	(6,055,783)	(7,353,987)	(39,594,286)	441,601	5,379,323	(1,495,670)	(16,025,749)

178,446	1,105,824	232,553	1,256,743	4,218	51,684	17,572	189,507
132,988	823,194	4,394	23,507	13,175	161,573	4,125	44,583
(297,913)	(1,821,946)	(880,593)	(4,656,784)	(74,630)	(910,339)	(135,873)	(1,480,695)
13,521	107,072	(643,646)	(3,376,534)	(57,237)	(697,082)	(114,176)	(1,246,605)

16,760,460	119,760,247	24,356,258	152,445,794	1,024,875	13,108,044	1,586,542	17,476,697
3,703,895	27,182,672	78,799	492,496	634,742	7,867,651	188,183	2,079,320
(8,417,964)	(59,960,996)	(12,804,020)	(79,969,613)	(842,449)	(10,678,371)	(1,841,609)	(20,026,557)
12,046,391	86,981,923	11,631,037	72,968,677	817,168	10,297,324	(66,884)	(470,540)

414,791	3,080,382	1,078,347	6,566,951	1,376,383	16,967,993	2,607,957	28,399,593
228,423	1,680,933	5,794	36,273	1,487,878	18,367,456	489,873	5,394,766
(479,888)	(3,370,519)	(631,355)	(3,924,525)	(1,908,679)	(23,863,993)	(3,445,331)	(37,305,656)
163,326	1,390,796	452,786	2,678,699	955,582	11,471,456	(347,501)	(3,511,297)

5,793,397	37,487,793	10,905,457	62,635,195	200,937	2,561,401	589,491	6,484,783
756,998	5,059,348	18,046	103,221	176,839	2,184,823	64,416	710,921
(7,075,660)	(45,546,569)	(9,805,280)	(56,046,706)	(530,090)	(6,766,207)	(552,251)	(5,993,837)
(525,265)	(2,999,428)	1,118,223	6,691,710	(152,314)	(2,019,983)	101,656	1,201,867
10,598,217	$79,424,580	5,204,413	$39,368,266	2,004,800	$24,431,038	(1,922,575)	$(20,052,324)

Financial Highlights
Touchstone Balanced Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/20	$22.18	$0.27	$1.85	$2.12	$(0.28)	$ (2.41)	$(2.69)	$21.61	10.09%	$250,298	1.01%	1.07%	1.25%	135%
06/30/21	21.61	0.16(3)	5.47	5.63	(0.15)	(1.57)	(1.72)	25.52	26.92	322,009	1.01	1.03	0.66	60
06/30/22	25.52	0.14(3)	(3.42)	(3.28)	(0.15)	(0.61)	(0.76)	21.48	(13.32)	521,933	0.99	0.99	0.54	92(4)(5)
06/30/23	21.48	0.28	2.66	2.94	(0.28)	—	(0.28)	24.14	13.81	541,895	1.02	1.02	1.24	57(4)
06/30/24	24.14	0.37	2.56	2.93	(0.35)	—	(0.35)	26.72	12.22	579,513	1.01	1.01	1.47	70
12/31/24(6)	26.72	0.19(3)	1.34	1.53	(0.20)	(0.13)	(0.33)	27.92	5.72(7)	590,110	0.99(8)	0.99(8)	1.38(8)	43(7)
Class C
06/30/20	$22.29	$0.11	$1.86	$1.97	$(0.13)	$ (2.41)	$(2.54)	$21.72	9.23%	$44,174	1.78%	1.88%	0.48%	135%
06/30/21	21.72	(0.03)(3)	5.49	5.46	(0.02)	(1.57)	(1.59)	25.59	25.93	65,455	1.78	1.81	(0.11)	60
06/30/22	25.59	(0.05)(3)	(3.42)	(3.47)	—	(0.61)	(0.61)	21.51	(13.96)	73,906	1.75	1.75	(0.22)	92(4)(5)
06/30/23	21.51	0.10	2.68	2.78	(0.11)	—	(0.11)	24.18	12.95	73,893	1.78	1.78	0.48	57(4)
06/30/24	24.18	0.16	2.58	2.74	(0.15)	—	(0.15)	26.77	11.38	72,104	1.77	1.77	0.71	70
12/31/24(6)	26.77	0.08(3)	1.34	1.42	(0.09)	(0.13)	(0.22)	27.97	5.30(7)	70,306	1.77(8)	1.77(8)	0.60(8)	43(7)
Class Y
06/30/20	$22.01	$0.32	$1.84	$2.16	$(0.33)	$ (2.41)	$(2.74)	$21.43	10.35%	$94,921	0.81%	0.87%	1.45%	135%
06/30/21	21.43	0.20(3)	5.41	5.61	(0.19)	(1.57)	(1.76)	25.28	27.12	197,877	0.81	0.81	0.86	60
06/30/22	25.28	0.18(3)	(3.38)	(3.20)	(0.19)	(0.61)	(0.80)	21.28	(13.13)	155,159	0.79(9)	0.75	0.74	92(4)(5)
06/30/23	21.28	0.32	2.64	2.96	(0.33)	—	(0.33)	23.91	14.06	197,245	0.79	0.79	1.47	57(4)
06/30/24	23.91	0.42	2.55	2.97	(0.41)	—	(0.41)	26.47	12.51	265,024	0.78	0.78	1.69	70
12/31/24(6)	26.47	0.22(3)	1.32	1.54	(0.23)	(0.13)	(0.36)	27.65	5.82(7)	285,095	0.77(8)	0.77(8)	1.60(8)	43(7)
Class R6
06/30/22(10)	$26.15	$0.13(3)	$(4.22)	$(4.09)	$(0.18)	$ (0.61)	$(0.79)	$21.27	(16.08)%(7)	$112	0.64%(8)	33.98%(8)	0.89%(8)	92%(4)(5)
06/30/23	21.27	0.35	2.64	2.99	(0.36)	—	(0.36)	23.90	14.23	128	0.65	6.11	1.61	57(4)
06/30/24	23.90	0.44	2.55	2.99	(0.44)	—	(0.44)	26.45	12.63	110	0.64	6.94	1.83	70
12/31/24(6)	26.45	0.24(3)	1.32	1.56	(0.25)	(0.13)	(0.38)	27.63	5.90(7)	146	0.64(8)	7.00(8)	1.73(8)	43(7)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01% for the year ended June 30, 2023.
(3)	The net investment income per share was based on average shares outstanding for the period.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Portfolio turnover excludes the purchases and sales of securities by the AIG Asset Allocation Fund and AIG Multi-Asset Allocation Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(6)	Unaudited.
(7)	Not annualized.
(8)	Annualized.
(9)	Net expenses include amounts recouped by the Adviser.
(10)	Represents the period from commencement of operations (October 28, 2021) through June 30, 2022 for Class R6.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Core Municipal Bond Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/20	$11.63	$0.30	$0.21	$0.51	$(0.30)	$ (0.01)	$(0.31)	$11.83	4.38%	$32,060	0.85%	1.18%	2.53%	33%
06/30/21	11.83	0.28	0.06	0.34	(0.28)	—	(0.28)	11.89	2.90	30,870	0.85	1.15	2.35	21
06/30/22	11.89	0.16	(1.16)	(1.00)	(0.16)	(0.01)	(0.17)	10.72	(8.43)	25,101	0.82	1.08	1.40	157
06/30/23	10.72	0.24	0.01	0.25	(0.24)	—	(0.24)	10.73	2.37	22,988	0.80	1.05	2.27	54
06/30/24	10.73	0.29	0.05	0.34	(0.29)	—	(0.29)	10.78	3.27	22,231	0.80	1.09	2.75	27
12/31/24(2)	10.78	0.16	0.01	0.17	(0.16)	—	(0.16)	10.79	1.53(3)	22,018	0.80(4)	1.10(4)	2.83(4)	7(3)
Class C
06/30/20	$11.65	$0.21	$0.21	$0.42	$(0.21)	$ (0.01)	$(0.22)	$11.85	3.61%	$2,050	1.60%	2.32%	1.78%	33%
06/30/21	11.85	0.18	0.07	0.25	(0.19)	—	(0.19)	11.91	2.13	1,180	1.60	2.27	1.60	21
06/30/22	11.91	0.08	(1.17)	(1.09)	(0.08)	(0.01)	(0.09)	10.73	(9.27)	943	1.57	2.47	0.65	157
06/30/23	10.73	0.14	0.02	0.16	(0.16)	—	(0.16)	10.73	1.54	1,028	1.55	2.45	1.52	54
06/30/24	10.73	0.30	(0.05)	0.25	(0.21)	—	(0.21)	10.77	2.41	690	1.55	3.23	2.00	27
12/31/24(2)	10.77	0.16	(0.03)	0.13	(0.12)	—	(0.12)	10.78	1.16(3)	604	1.53(4)	3.84(4)	2.10(4)	7(3)
Class Y
06/30/20	$11.64	$0.33	$0.22	$0.55	$(0.33)	$ (0.01)	$(0.34)	$11.85	4.73%	$2,616	0.60%	1.31%	2.78%	33%
06/30/21	11.85	0.31	0.05	0.36	(0.31)	—	(0.31)	11.90	3.07	3,449	0.60	1.25	2.60	21
06/30/22	11.90	0.19	(1.15)	(0.96)	(0.19)	(0.01)	(0.20)	10.74	(8.19)	2,740	0.57	1.11	1.65	157
06/30/23	10.74	0.27	0.01	0.28	(0.27)	—	(0.27)	10.75	2.66	2,637	0.55	1.18	2.52	54
06/30/24	10.75	0.32	0.07	0.39	(0.32)	—	(0.32)	10.82	3.72	3,015	0.55	1.16	3.00	27
12/31/24(2)	10.82	0.17	—	0.17	(0.17)	—	(0.17)	10.82	1.57(3)	2,583	0.55(4)	1.26(4)	3.08(4)	7(3)
Institutional Class
06/30/20	$11.64	$0.33	$0.21	$0.54	$(0.33)	$ (0.01)	$(0.34)	$11.84	4.69%	$12,785	0.55%	0.91%	2.83%	33%
06/30/21	11.84	0.32	0.06	0.38	(0.32)	—	(0.32)	11.90	3.20	14,481	0.55	0.85	2.65	21
06/30/22	11.90	0.20	(1.15)	(0.95)	(0.20)	(0.01)	(0.21)	10.74	(8.13)	29,694	0.50	0.75	1.72	157
06/30/23	10.74	0.28	0.01	0.29	(0.28)	—	(0.28)	10.75	2.73	26,434	0.48	0.73	2.59	54
06/30/24	10.75	0.33	0.05	0.38	(0.33)	—	(0.33)	10.80	3.60	23,383	0.48	0.77	3.07	27
12/31/24(2)	10.80	0.17	—	0.17	(0.17)	—	(0.17)	10.80	1.70(3)	23,404	0.48(4)	0.77(4)	3.15(4)	7(3)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	Unaudited.
(3)	Not annualized.
(4)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone International Value Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/20	$15.65	$0.08	$(0.98)	$(0.90)	$(0.19)	$ (0.63)	$(0.82)	$13.93	(6.28)%	$77,744	1.29%	1.40%	0.57%	45%
06/30/21	13.93	0.09	4.94	5.03	(0.08)	—	(0.08)	18.88	36.16	88,022	1.36	1.37	0.56	31
06/30/22	18.88	0.18	(3.44)	(3.26)	(0.08)	(2.24)	(2.32)	13.30	(18.87)	76,671	1.36	1.40	1.08	45(3)
06/30/23	13.30	0.24	1.99	2.23	(0.21)	—	(0.21)	15.32	16.99	82,697	1.36	1.44	1.75	32
06/30/24	15.32	0.22	0.30	0.52	(0.21)	—	(0.21)	15.63	3.41	78,145	1.34	1.47	1.44	112
12/31/24(4)	15.63	0.20	(0.27)	(0.07)	(0.56)	(0.92)	(1.48)	14.08	(0.64)(5)	72,259	1.26(6)	1.52(6)	2.51(6)	8(5)
Class C
06/30/20	$14.64	$(0.09)	$(0.93)	$(1.02)	$—	$ (0.63)	$(0.63)	$12.99	(7.41)%	$2,073	2.49%	2.74%	(0.63)%	45%
06/30/21	12.99	(0.04)	4.60	4.56	(—)(7)	—	(—)(7)	17.55	35.14	2,115	2.15	2.90	(0.24)	31
06/30/22	17.55	0.07	(3.18)	(3.11)	(0.02)	(2.24)	(2.26)	12.18	(19.45)	2,399	1.99	2.71	0.45	45(3)
06/30/23	12.18	0.14	1.82	1.96	(0.17)	—	(0.17)	13.97	16.27	2,327	1.99	2.80	1.12	32
06/30/24	13.97	0.11	0.28	0.39	(0.13)	—	(0.13)	14.23	2.85	1,797	1.97	2.84	0.81	112
12/31/24(4)	14.23	0.14	(0.24)	(0.10)	(0.46)	(0.92)	(1.38)	12.75	(1.01)(5)	1,512	1.88(6)	3.24(6)	1.89(6)	8(5)
Class Y
06/30/20	$15.44	$0.13	$(0.97)	$(0.84)	$(0.24)	$ (0.63)	$(0.87)	$13.73	(6.03)%	$23,835	0.99%	1.15%	0.87%	45%
06/30/21	13.73	0.15	4.88	5.03	(0.11)	—	(0.11)	18.65	36.71	27,903	0.99	1.19	0.93	31
06/30/22	18.65	0.23	(3.40)	(3.17)	(0.13)	(2.24)	(2.37)	13.11	(18.61)	20,430	0.99	1.19	1.45	45(3)
06/30/23	13.11	0.29	1.97	2.26	(0.24)	—	(0.24)	15.13	17.46	25,324	0.99	1.23	2.12	32
06/30/24	15.13	0.27	0.31	0.58	(0.27)	—	(0.27)	15.44	3.83	25,049	0.97	1.24	1.81	112
12/31/24(4)	15.44	0.23	(0.27)	(0.04)	(0.62)	(0.92)	(1.54)	13.86	(0.45)(5)	21,603	0.89(6)	1.30(6)	2.88(6)	8(5)
Institutional Class
06/30/20	$15.42	$0.14	$(0.95)	$(0.81)	$(0.27)	$ (0.63)	$(0.90)	$13.71	(5.89)%	$14,205	0.89%	1.12%	0.97%	45%
06/30/21	13.71	0.16	4.88	5.04	(0.12)	—	(0.12)	18.63	36.83	4,315	0.89	1.06	1.03	31
06/30/22	18.63	0.25	(3.40)	(3.15)	(0.15)	(2.24)	(2.39)	13.09	(18.52)	3,273	0.89	1.34	1.55	45(3)
06/30/23	13.09	0.31	1.95	2.26	(0.24)	—	(0.24)	15.11	17.54	3,830	0.89	1.23	2.22	32
06/30/24	15.11	0.29	0.30	0.59	(0.29)	—	(0.29)	15.41	3.93	431	0.88	1.35	1.91	112
12/31/24(4)	15.41	0.24	(0.26)	(0.02)	(0.75)	(0.92)	(1.67)	13.72	(0.41)(5)	352	0.78(6)	4.64(6)	2.99(6)	8(5)
(1)	The net investment income per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	Portfolio turnover excludes the purchases and sales of securities by the AIG International Dividend Strategy Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(4)	Unaudited.
(5)	Not annualized.
(6)	Annualized.
(7)	Less than $0.005 per share.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Large Cap Focused Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/20	$43.37	$0.27	$3.78	$4.05	$(0.27)	$ (4.85)	$(5.12)	$42.30	9.54%	$1,120,305	1.01%	1.10%	0.66%	29%(4)
06/30/21	42.30	0.08(3)	19.10	19.18	(0.09)	(2.71)	(2.80)	58.68	46.68	1,541,127	1.01	1.05	0.15	16(4)
06/30/22	58.68	0.04	(7.56)	(7.52)	(0.05)	(3.91)	(3.96)	47.20	(14.07)	1,736,900	0.99	0.99	0.13	27(4)(5)
06/30/23	47.20	0.21(3)	9.72	9.93	(0.08)	(0.68)	(0.76)	56.37	21.28	1,928,303	1.01	1.02	0.43	4(4)
06/30/24	56.37	0.31(3)	9.68	9.99	(0.34)	(0.05)	(0.39)	65.97	17.79	2,084,764	1.00	1.00	0.51	6(4)
12/31/24(6)	65.97	0.09(3)	5.21	5.30	(0.18)	(0.29)	(0.47)	70.80	8.02(7)	2,155,504	0.98(8)	0.98(8)	0.24(8)	2(4)(7)
Class C
06/30/20	$40.56	$(0.19)	$3.64	$3.45	$—	$ (4.85)	$(4.85)	$39.16	8.69%	$37,450	1.82%	1.94%	(0.15)%	29%(4)
06/30/21	39.16	(0.30)(3)	17.58	17.28	—	(2.71)	(2.71)	53.73	45.49	41,645	1.80	1.88	(0.64)	16(4)
06/30/22	53.73	(0.02)	(7.18)	(7.20)	—	(3.91)	(3.91)	42.62	(14.78)	49,115	1.80	1.80	(0.68)	27(4)(5)
06/30/23	42.62	(0.16)(3)	8.73	8.57	—	(0.68)	(0.68)	50.51	20.35	50,451	1.80	1.84	(0.36)	4(4)
06/30/24	50.51	(0.15)(3)	8.65	8.50	—	(0.05)	(0.05)	58.96	16.84	51,919	1.80	1.81	(0.29)	6(4)
12/31/24(6)	58.96	(0.18)(3)	4.66	4.48	—	(0.29)	(0.29)	63.15	7.58(7)	51,772	1.80(8)	1.80(8)	(0.58)(8)	2(4)(7)
Class Y
06/30/20	$43.24	$0.40	$3.76	$4.16	$(0.37)	$ (4.85)	$(5.22)	$42.18	9.84%	$352,103	0.75%	0.91%	0.92%	29%(4)
06/30/21	42.18	0.22(3)	19.05	19.27	(0.16)	(2.71)	(2.87)	58.58	47.07	575,053	0.73	0.86	0.43	16(4)
06/30/22	58.58	0.20	(7.57)	(7.37)	(0.16)	(3.91)	(4.07)	47.14	(13.86)	493,825	0.73	0.78	0.39	27(4)(5)
06/30/23	47.14	0.35(3)	9.72	10.07	(0.16)	(0.68)	(0.84)	56.37	21.65	670,688	0.73	0.81	0.71	4(4)
06/30/24	56.37	0.47(3)	9.67	10.14	(0.49)	(0.05)	(0.54)	65.97	18.11	881,916	0.73	0.79	0.78	6(4)
12/31/24(6)	65.97	0.17(3)	5.22	5.39	(0.36)	(0.29)	(0.65)	70.71	8.15(7)	939,935	0.73(8)	0.76(8)	0.49(8)	2(4)(7)
Institutional Class
06/30/20	$43.31	$0.35	$3.83	$4.18	$(0.40)	$ (4.85)	$(5.25)	$42.24	9.87%	$127,963	0.71%	0.88%	0.96%	29%(4)
06/30/21	42.24	0.23(3)	19.10	19.33	(0.17)	(2.71)	(2.88)	58.69	47.14	207,274	0.70	0.81	0.46	16(4)
06/30/22	58.69	0.26	(7.63)	(7.37)	(0.18)	(3.91)	(4.09)	47.23	(13.85)	217,531	0.70	0.73	0.42	27(4)(5)
06/30/23	47.23	0.37(3)	9.73	10.10	(0.17)	(0.68)	(0.85)	56.48	21.68	265,418	0.70	0.75	0.74	4(4)
06/30/24	56.48	0.48(3)	9.70	10.18	(0.51)	(0.05)	(0.56)	66.10	18.13	274,624	0.70	0.72	0.81	6(4)
12/31/24(6)	66.10	0.18(3)	5.24	5.42	(0.38)	(0.29)	(0.67)	70.85	8.17(7)	241,347	0.70(8)	0.71(8)	0.52(8)	2(4)(7)
Class R6
06/30/22(9)	$61.99	$0.22	$(10.89)	$(10.67)	$(0.16)	$ (3.91)	$(4.07)	$47.25	(18.43)%(7)	$804	0.66%(8)	3.02%(8)	0.47%(8)	27%(4)(5)
06/30/23	47.25	0.39(3)	9.74	10.13	(0.17)	(0.68)	(0.85)	56.53	21.73	20,862	0.66	1.19	0.78	4(4)
06/30/24	56.53	0.51(3)	9.70	10.21	(0.52)	(0.05)	(0.57)	66.17	18.18	66,248	0.66	0.73	0.85	6(4)
12/31/24(6)	66.17	0.20(3)	5.23	5.43	(0.41)	(0.29)	(0.70)	70.90	8.18(7)	57,064	0.66(8)	0.70(8)	0.56(8)	2(4)(7)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01%, 0.01%, 0.01%, 0.01%, 0.01% and 0.03% for the six months ended December 31,2024 and for the years ended June 30, 2024, 2023, 2022, 2021 and 2020, respectively.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Portfolio turnover excludes the purchases and sales of securities of the AIG Focused Alpha Large-Cap Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(6)	Unaudited.
(7)	Not annualized.
(8)	Annualized.
(9)	Represents the period from commencement of operations (October 28, 2021) through June 30, 2022 for Class R6.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Large Cap Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/20	$14.11	$0.15	$(0.24)	$(0.09)	$(0.11)	$ (0.87)	$(0.98)	$13.04	(1.18)%	$2,989	1.03%	1.91%	1.03%	20%
06/30/21	13.04	0.11	4.83	4.94	(0.12)	—	(0.12)	17.86	38.06	4,278	1.04	1.53	0.75	15(4)
06/30/22	17.86	0.08	(2.03)	(1.95)	(0.12)	(0.40)	(0.52)	15.39	(11.44)	4,510	1.05	1.48	0.51	12(4)
06/30/23	15.39	0.12(3)	2.28	2.40	(0.02)	(0.57)	(0.59)	17.20	15.96	5,259	1.06	1.42	0.75	17(4)
06/30/24	17.20	0.12(3)	1.42	1.54	(0.21)	(0.07)	(0.28)	18.46	9.06	6,464	1.04	1.39	0.67	6(4)
12/31/24(5)	18.46	0.05(3)	1.54	1.59	(0.12)	(0.55)	(0.67)	19.38	8.49(6)	7,668	1.04(7)	1.34(7)	0.54(7)	7(4)(6)
Class C
06/30/20	$13.85	$0.01	$(0.20)	$(0.19)	$—	$ (0.87)	$(0.87)	$12.79	(1.89)%	$5,376	1.78%	2.09%	0.27%	20%
06/30/21	12.79	(0.10)	4.84	4.74	—	—	—	17.53	37.06	4,328	1.79	2.03	(—)(8)	15(4)
06/30/22	17.53	(0.10)	(1.96)	(2.06)	—	(0.40)	(0.40)	15.07	(12.15)	2,995	1.80	2.12	(0.24)	12(4)
06/30/23	15.07	(—)(3)(8)	2.23	2.23	—	(0.57)	(0.57)	16.73	15.10	2,036	1.81	2.17	(—)(8)	17(4)
06/30/24	16.73	(0.01)(3)	1.38	1.37	—	(0.07)	(0.07)	18.03	8.20	1,353	1.79	2.46	(0.08)	6(4)
12/31/24(5)	18.03	(0.02)(3)	1.51	1.49	—	(0.55)	(0.55)	18.97	8.13(6)	816	1.79(7)	2.89(7)	(0.21)(7)	7(4)(6)
Class Y
06/30/20	$14.14	$0.17	$(0.22)	$(0.05)	$(0.15)	$ (0.87)	$(1.02)	$13.07	(0.93)%	$206,798	0.78%	0.90%	1.28%	20%
06/30/21	13.07	0.16	4.83	4.99	(0.18)	—	(0.18)	17.88	38.39	270,305	0.79	0.88	1.00	15(4)
06/30/22	17.88	0.15	(2.05)	(1.90)	(0.16)	(0.40)	(0.56)	15.42	(11.20)	202,913	0.80	0.88	0.76	12(4)
06/30/23	15.42	0.16(3)	2.29	2.45	(0.08)	(0.57)	(0.65)	17.22	16.24	206,214	0.81	0.90	1.00	17(4)
06/30/24	17.22	0.16(3)	1.42	1.58	(0.25)	(0.07)	(0.32)	18.48	9.28	207,868	0.79	0.89	0.92	6(4)
12/31/24(5)	18.48	0.08(3)	1.55	1.63	(0.17)	(0.55)	(0.72)	19.39	8.67(6)	216,148	0.79(7)	0.88(7)	0.79(7)	7(4)(6)
Institutional Class
06/30/20	$14.16	$0.15	$(0.19)	$(0.04)	$(0.16)	$ (0.87)	$(1.03)	$13.09	(0.83)%	$60,402	0.68%	0.84%	1.38%	20%
06/30/21	13.09	0.16	4.86	5.02	(0.20)	—	(0.20)	17.91	38.59	90,358	0.69	0.82	1.10	15(4)
06/30/22	17.91	0.18	(2.08)	(1.90)	(0.17)	(0.40)	(0.57)	15.44	(11.15)	67,679	0.70	0.82	0.86	12(4)
06/30/23	15.44	0.18(3)	2.28	2.46	(0.10)	(0.57)	(0.67)	17.23	16.35	60,341	0.71	0.85	1.10	17(4)
06/30/24	17.23	0.18(3)	1.43	1.61	(0.27)	(0.07)	(0.34)	18.50	9.45	64,183	0.69	0.83	1.02	6(4)
12/31/24(5)	18.50	0.09(3)	1.54	1.63	(0.18)	(0.55)	(0.73)	19.40	8.71(6)	69,647	0.69(7)	0.82(7)	0.89(7)	7(4)(6)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01%, 0.01%, 0.03%, 0.02% and 0.01% for the six months ended December 31, 2024 and for the years ended June 30, 2024, 2023, 2022 and 2021, respectively.
(3)	The net investment income per share was based on average shares outstanding for the period.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Unaudited.
(6)	Not annualized.
(7)	Annualized.
(8)	Less than $0.005 per share or 0.005%.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Large Company Growth Fund
Period ended	Net asset value at beginning of period	Net investment loss	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/20	$42.50	$(0.08)	$8.19	$8.11	$ (3.15)	$(3.15)	$47.46	20.07%	$2,112	1.07%	2.28%	(0.60)%	30%
06/30/21	47.46	(0.15)	16.56	16.41	(6.61)	(6.61)	57.26	37.33	3,617	1.06	1.59	(0.71)	36(3)
06/30/22	57.26	(0.18)	(10.40)	(10.58)	(10.52)	(10.52)	36.16	(23.29)	3,290	1.07	1.58	(0.61)	41(3)
06/30/23	36.16	(0.17)(4)	6.10	5.93	(1.23)	(1.23)	40.86	16.89	3,711	1.08	1.57	(0.46)	44(3)
06/30/24	40.86	(0.30)(4)	16.72	16.42	(1.92)	(1.92)	55.36	41.47	5,337	1.07	1.53	(0.65)	39(3)
12/31/24(5)	55.36	(0.20)(4)	2.13	1.93	(1.61)	(1.61)	55.68	3.37(6)	5,687	1.05(7)	1.43(7)	(0.72)(7)	14(3)(6)
Class C
06/30/20	$41.52	$(0.31)	$7.87	$7.56	$ (3.15)	$(3.15)	$45.93	19.19%	$592	1.82%	4.64%	(1.35)%	30%
06/30/21	45.93	(1.42)	16.81	15.39	(6.61)	(6.61)	54.71	36.28	473	1.81	3.39	(1.46)	36(3)
06/30/22	54.71	(1.24)	(9.03)	(10.27)	(10.52)	(10.52)	33.92	(23.87)	206	1.82	4.24	(1.36)	41(3)
06/30/23	33.92	(0.42)(4)	5.68	5.26	(1.23)	(1.23)	37.95	16.01	223	1.83	5.86	(1.21)	44(3)
06/30/24	37.95	(0.58)(4)	15.41	14.83	(1.92)	(1.92)	50.86	40.43	216	1.82	6.43	(1.40)	39(3)
12/31/24(5)	50.86	(0.38)(4)	1.96	1.58	(1.61)	(1.61)	50.83	2.98(6)	181	1.80(7)	8.94(7)	(1.47)(7)	14(3)(6)
Class Y
06/30/20	$42.82	$(0.12)	$8.42	$8.30	$ (3.15)	$(3.15)	$47.97	20.38%	$24,062	0.82%	1.04%	(0.35)%	30%
06/30/21	47.97	(0.26)	17.00	16.74	(6.61)	(6.61)	58.10	37.64	28,952	0.81	0.96	(0.46)	36(3)
06/30/22	58.10	(0.18)	(10.49)	(10.67)	(10.52)	(10.52)	36.91	(23.09)	13,917	0.82	0.97	(0.36)	41(3)
06/30/23	36.91	(0.08)(4)	6.24	6.16	(1.23)	(1.23)	41.84	17.17	7,266	0.83	1.07	(0.21)	44(3)
06/30/24	41.84	(0.19)(4)	17.17	16.98	(1.92)	(1.92)	56.90	41.85	10,199	0.82	1.08	(0.40)	39(3)
12/31/24(5)	56.90	(0.13)(4)	2.18	2.05	(1.61)	(1.61)	57.34	3.49(6)	10,842	0.80(7)	1.02(7)	(0.47)(7)	14(3)(6)
Institutional Class
06/30/20	$42.95	$(0.12)	$8.50	$8.38	$ (3.15)	$(3.15)	$48.18	20.51%	$199,601	0.73%	0.86%	(0.25)%	30%
06/30/21	48.18	(0.21)	17.10	16.89	(6.61)	(6.61)	58.46	37.80	229,690	0.71	0.85	(0.36)	36(3)
06/30/22	58.46	(0.14)	(10.58)	(10.72)	(10.52)	(10.52)	37.22	(23.03)	145,441	0.72	0.84	(0.26)	41(3)
06/30/23	37.22	(0.04)(4)	6.30	6.26	(1.23)	(1.23)	42.25	17.30	135,324	0.73	0.88	(0.11)	44(3)
06/30/24	42.25	(0.14)(4)	17.35	17.21	(1.92)	(1.92)	57.54	41.99	137,363	0.72	0.89	(0.30)	39(3)
12/31/24(5)	57.54	(0.11)(4)	2.22	2.11	(1.61)	(1.61)	58.04	3.56(6)	137,099	0.70(7)	0.86(7)	(0.37)(7)	14(3)(6)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01%, 0.03%, 0.04%, 0.03% and 0.02% for the six months ended December 31, 2024 and for the years ended June 30, 2024, 2023, 2022 and 2021, respectively.
(3)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(4)	The net investment income per share was based on average shares outstanding for the period.
(5)	Unaudited.
(6)	Not annualized.
(7)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Company Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/20	$4.83	$(0.02)	$(0.47)	$(0.49)	$—	$ (0.28)	$(0.28)	$4.06	(10.82)%	$420,822	1.15%	1.24%	(0.32)%	81%
06/30/21	4.06	(0.03)	2.65	2.62	—	(0.01)	(0.01)	6.67	64.45	608,513	1.20	1.20	(0.45)	80(3)
06/30/22	6.67	(0.02)(4)	(0.95)	(0.97)	—	(1.14)	(1.14)	4.56	(17.95)	451,081	1.17	1.17	(0.31)	70(3)
06/30/23	4.56	(—)(4)(5)	0.71	0.71	—	(0.12)	(0.12)	5.15	15.80	484,105	1.19	1.19	(—)(5)	79(3)
06/30/24	5.15	(—)(4)(5)	0.64	0.64	—	(0.01)	(0.01)	5.78	12.41	500,584	1.18	1.18	(—)(5)	59(3)
12/31/24(6)	5.78	(0.01)(4)	0.57	0.56	(0.01)	(0.35)	(0.36)	5.98	9.37(7)	511,715	1.15(8)	1.15(8)	(0.24)(8)	28(3)(7)
Class C
06/30/20^	$6.65	$(0.13)	$(0.53)	$(0.66)	$—	$ (0.74)	$(0.74)	$5.25	(11.22)%	$21,204	1.95%	2.07%	(1.12)%	81%
06/30/21^	5.25	(0.11)	3.41	3.30	—	(0.03)	(0.03)	8.52	62.65	26,123	1.97	2.05	(1.22)	80(3)
06/30/22^	8.52	(0.08)(4)	(0.89)	(0.97)	—	(3.01)	(3.01)	4.54	(18.70)	17,385	1.97	2.02	(1.11)	70(3)
06/30/23^	4.54	(0.03)(4)	0.71	0.68	—	(0.12)	(0.12)	5.10	15.26	15,992	1.96	2.06	(0.77)	79(3)
06/30/24	5.10	(0.04)(4)	0.62	0.58	—	(0.01)	(0.01)	5.67	11.35	14,146	1.96	2.06	(0.78)	59(3)
12/31/24(6)	5.67	(0.03)(4)	0.56	0.53	—	(0.35)	(0.35)	5.85	9.02(7)	14,673	1.96(8)	2.04(8)	(1.05)(8)	28(3)(7)
Class Y
06/30/20	$5.33	$(—)(5)	$(0.52)	$(0.52)	$—	$ (0.28)	$(0.28)	$4.53	(10.35)%	$189,336	0.89%	0.98%	(0.06)%	81%
06/30/21	4.53	(0.01)	2.94	2.93	(—)(5)	(0.01)	(0.01)	7.45	64.61	282,428	0.91	0.99	(0.16)	80(3)
06/30/22	7.45	(—)(4)(5)	(1.10)	(1.10)	—	(1.14)	(1.14)	5.21	(17.81)	222,141	0.91	0.97	(0.05)	70(3)
06/30/23	5.21	0.02(4)	0.82	0.84	—	(0.12)	(0.12)	5.93	16.33	312,720	0.90	0.98	0.29	79(3)
06/30/24	5.93	0.02(4)	0.73	0.75	—	(0.01)	(0.01)	6.67	12.63	429,455	0.90	0.96	0.28	59(3)
12/31/24(6)	6.67	—(4)(5)	0.66	0.66	(0.03)	(0.35)	(0.38)	6.95	9.65(7)	530,958	0.90(8)	0.92(8)	0.01(8)	28(3)(7)
Institutional Class
06/30/20	$5.32	$—(5)	$(0.52)	$(0.52)	$—	$ (0.28)	$(0.28)	$4.52	(10.37)%	$11,269	0.79%	1.13%	0.05%	81%
06/30/21	4.52	(—)(5)	2.93	2.93	(—)(5)	(0.01)	(0.01)	7.44	64.75	18,770	0.81	0.99	(0.06)	80(3)
06/30/22	7.44	—(4)(5)	(1.09)	(1.09)	—	(1.14)	(1.14)	5.21	(17.70)	21,299	0.81	0.96	0.05	70(3)
06/30/23	5.21	0.02(4)	0.83	0.85	—	(0.12)	(0.12)	5.94	16.52	24,638	0.80	0.96	0.39	79(3)
06/30/24	5.94	0.02(4)	0.74	0.76	—	(0.01)	(0.01)	6.69	12.78	30,779	0.80	0.94	0.38	59(3)
12/31/24(6)	6.69	—(4)(5)	0.66	0.66	(0.03)	(0.35)	(0.38)	6.97	9.62(7)	33,211	0.80(8)	0.92(8)	0.11(8)	28(3)(7)
Class R6
06/30/20	$4.95	$0.01	$(0.49)	$(0.48)	$—	$ (0.28)	$(0.28)	$4.19	(10.35)%	$64,567	0.76%	0.88%	0.07%	81%
06/30/21	4.19	(—)(5)	2.73	2.73	(—)(5)	(0.01)	(0.01)	6.91	65.08	63,766	0.81	0.89	(0.06)	80(3)
06/30/22	6.91	—(4)(5)	(1.00)	(1.00)	—	(1.14)	(1.14)	4.77	(17.73)	53,500	0.81	0.87	0.05	70(3)
06/30/23	4.77	0.02(4)	0.75	0.77	—	(0.12)	(0.12)	5.42	16.37	65,962	0.80	0.88	0.39	79(3)
06/30/24	5.42	0.02(4)	0.67	0.69	—	(0.01)	(0.01)	6.10	12.72	81,101	0.80	0.87	0.38	59(3)
12/31/24(6)	6.10	— (4)(5)	0.61	0.61	(0.03)	(0.35)	(0.38)	6.33	9.73(7)	80,775	0.80(8)	0.83(8)	0.11(8)	28(3)(7)
^	Updated to reflect the effect of a 1 for 0.379048 reverse stock split for Class C shares on October 14, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01%, 0.01%, 0.01%, 0.02% and 0.02% for the six months ended December 31, 2024 and for the years ended June 30, 2024, 2023, 2022 and 2021, respectively.
(3)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(4)	The net investment income per share was based on average shares outstanding for the period.
(5)	Less than $0.005 per share or 0.005%.
(6)	Unaudited.
(7)	Not annualized.
(8)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Value Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/20	$9.41	$0.13	$(0.98)	$(0.85)	$(0.12)	$ (0.49)	$(0.61)	$7.95	(9.83)%	$24,567	1.08%	1.26%	1.37%	57%
06/30/21	7.95	0.10	3.62	3.72	(0.10)	(0.16)	(0.26)	11.41	47.49	33,052	1.08	1.24	1.08	37
06/30/22	11.41	0.11	(0.63)	(0.52)	(0.12)	(0.85)	(0.97)	9.92	(5.30)	156,947	1.08	1.13	1.03	63(3)
06/30/23	9.92	0.14	0.93	1.07	(0.14)	(0.60)	(0.74)	10.25	11.07	158,698	1.08	1.12	1.34	30(2)
06/30/24	10.25	0.14(4)	1.56	1.70	(0.15)	(0.09)	(0.24)	11.71	16.71	163,754	1.08	1.13	1.30	28
12/31/24(5)	11.71	0.06	0.99	1.05	(0.07)	(0.86)	(0.93)	11.83	8.66(6)	170,722	1.08(7)	1.11(7)	1.04(7)	18(6)
Class C
06/30/20	$9.38	$0.06	$(0.97)	$(0.91)	$(0.05)	$ (0.49)	$(0.54)	$7.93	(10.49)%	$2,175	1.83%	2.43%	0.62%	57%
06/30/21	7.93	0.03	3.61	3.64	(0.03)	(0.16)	(0.19)	11.38	46.40	1,943	1.83	2.46	0.33	37
06/30/22	11.38	0.02	(0.64)	(0.62)	(0.03)	(0.85)	(0.88)	9.88	(6.11)	5,722	1.83	2.08	0.28	63(3)
06/30/23	9.88	0.06	0.94	1.00	(0.06)	(0.60)	(0.66)	10.22	10.35	3,721	1.83	2.05	0.59	30(2)
06/30/24	10.22	0.06(4)	1.54	1.60	(0.06)	(0.09)	(0.15)	11.67	15.76	2,919	1.83	2.16	0.55	28
12/31/24(5)	11.67	0.01	0.99	1.00	(0.02)	(0.86)	(0.88)	11.79	8.27(6)	2,275	1.81(7)	2.33(7)	0.30(7)	18(6)
Class Y
06/30/20	$9.45	$0.15	$(0.98)	$(0.83)	$(0.15)	$ (0.49)	$(0.64)	$7.98	(9.64)%	$75,028	0.80%	0.96%	1.64%	57%
06/30/21	7.98	0.13	3.64	3.77	(0.13)	(0.16)	(0.29)	11.46	47.93	100,542	0.83	0.95	1.33	37
06/30/22	11.46	0.14	(0.64)	(0.50)	(0.14)	(0.85)	(0.99)	9.97	(5.06)	86,615	0.83	0.88	1.28	63(3)
06/30/23	9.97	0.16	0.94	1.10	(0.16)	(0.60)	(0.76)	10.31	11.39	85,516	0.83	0.88	1.59	30(2)
06/30/24	10.31	0.17(4)	1.55	1.72	(0.17)	(0.09)	(0.26)	11.77	16.90	96,905	0.83	0.88	1.55	28
12/31/24(5)	11.77	0.06	1.02	1.08	(0.08)	(0.86)	(0.94)	11.91	8.93(6)	107,711	0.83(7)	0.86(7)	1.29(7)	18(6)
Institutional Class
06/30/20	$9.42	$0.16	$(0.97)	$(0.81)	$(0.16)	$ (0.49)	$(0.65)	$7.96	(9.43)%	$153,945	0.68%	0.90%	1.77%	57%
06/30/21	7.96	0.14	3.63	3.77	(0.14)	(0.16)	(0.30)	11.43	48.12	289,120	0.68	0.88	1.48	37
06/30/22	11.43	0.16	(0.65)	(0.49)	(0.16)	(0.85)	(1.01)	9.93	(5.02)	252,281	0.68	0.83	1.43	63(3)
06/30/23	9.93	0.18	0.94	1.12	(0.18)	(0.60)	(0.78)	10.27	11.62	222,825	0.68	0.80	1.74	30(2)
06/30/24	10.27	0.19(4)	1.55	1.74	(0.19)	(0.09)	(0.28)	11.73	17.14	250,463	0.68	0.81	1.70	28
12/31/24(5)	11.73	0.08	0.99	1.07	(0.09)	(0.86)	(0.95)	11.85	8.87(6)	264,494	0.68(7)	0.80(7)	1.44(7)	18(6)
Class R6
06/30/22(8)	$11.91	$0.11	$(1.11)	$(1.00)	$(0.13)	$ (0.85)	$(0.98)	$9.93	(9.10)%(6)	$395	0.63%(7)	8.11%(7)	1.47%(7)	63%(3)
06/30/23	9.93	0.16	0.96	1.12	(0.18)	(0.60)	(0.78)	10.27	11.64	25,657	0.63	0.91	1.79	30(2)
06/30/24	10.27	0.19(4)	1.57	1.76	(0.20)	(0.09)	(0.29)	11.74	17.29	30,504	0.63	0.79	1.75	28
12/31/24(5)	11.74	0.09	0.99	1.08	(0.10)	(0.86)	(0.96)	11.86	8.89(6)	29,027	0.63(7)	0.80(7)	1.49(7)	18(6)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(3)	Portfolio turnover excludes the purchases and sales of securities of the AIG Strategic Value Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(4)	The net investment income (loss) per share was based on average shares outstanding for the period.
(5)	Unaudited.
(6)	Not annualized.
(7)	Annualized.
(8)	Represents the period from commencement of operations (October 28, 2021) through June 30, 2022 for Class R6.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
December 31, 2024 (Unaudited)
1. Organization
The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of fifteen funds, including the following eight funds (individually, a “Fund”, and collectively, the “Funds”):
Touchstone Balanced Fund ("Balanced Fund”)
Touchstone Core Municipal Bond Fund ("Core Municipal Bond Fund”)
Touchstone International Value Fund ("International Value Fund”)
Touchstone Large Cap Focused Fund ("Large Cap Focused Fund”)
Touchstone Large Cap Fund ("Large Cap Fund”)
Touchstone Large Company Growth Fund ("Large Company Growth Fund”)
Touchstone Small Company Fund ("Small Company Fund”)
Touchstone Value Fund ("Value Fund”)
Each Fund is diversified, with the exception of the Large Cap Focused Fund and the Large Company Growth Fund, which are non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:
	Class A	Class C	Class Y	Institutional Class	Class R6
Balanced Fund	X	X	X		X
Core Municipal Bond Fund	X	X	X	X
International Value Fund	X	X	X	X
Large Cap Focused Fund	X	X	X	X	X
Large Cap Fund	X	X	X	X
Large Company Growth Fund	X	X	X	X
Small Company Fund	X	X	X	X	X
Value Fund	X	X	X	X	X
The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of December 31, 2024, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Funds did not hold or transfer any Level 3 categorized securities during the six months ended December 31, 2024.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

Notes to Financial Statements (Unaudited) (Continued)
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”) and are generally categorized in Level 3.
Collateralized Loan Obligations — The Balanced Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company whose shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment

Notes to Financial Statements (Unaudited) (Continued)
company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Futures Contracts — The Balanced Fund may buy and sell futures contracts and related options to manage their exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund must deposit initial margin and, in some instances, daily variation margin, to meet its obligations under a contract with a futures commission merchant.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
As of December 31, 2024, the Balanced Fund had futures contracts as shown on the Portfolio of Investments.
Swap Contracts — The Balanced Fund may enter into swap transactions to help enhance the value of its portfolio or manage its exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, bilateral swap agreements and OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency or clearing member, are posted at a clearing broker in accordance with CFTC or the applicable regulator's regulations. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.

Notes to Financial Statements (Unaudited) (Continued)
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund will only enter into a swap agreement subject to the regulatory limitations set forth in Rule 18f-4 under the 1940 Act (the “Derivatives Rule”).
As of December 31, 2024, the Balanced Fund did not hold any swap agreements.
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Derivative instruments and hedging activities — The Balanced Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and variation margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA  Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Balanced Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of December 31, 2024, the Balanced Fund did not hold any assets and liabilities that were subject to a MNA.

Notes to Financial Statements (Unaudited) (Continued)
The following table sets forth the fair value of the Balanced Fund's derivative financial instruments by primary risk exposure as of December 31, 2024:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Asset Derivatives	Liability Derivatives
Balanced Fund	Futures Contracts - Interest Rate Contracts*	$59,049	$327,346
*	Statements of Assets and Liabilities Location: Payable for variation margin on futures contracts. Only current day’s variation margin is reported within the payable/receivable on the Statement of Assets and Liabilities. Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.
The following table sets forth the effect of the Balanced Fund's derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended December 31, 2024:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Balanced Fund	Futures - Interest Rate Contracts*	$612,384	$(170,057)
	Swap Agreements - Credit Contracts**	(217,084)	(63,037)
*	Statements of Operations Location: Net realized gains on futures contracts and Net change in unrealized appreciation (depreciation) on futures contracts, respectively.
**	Statements of Operations Location: Net realized losses on swap agreements and Net change in unrealized appreciation (depreciation) on swap agreements, respectively.
For the six months ended December 31, 2024, the average quarterly notional value of outstanding derivative financial instruments was as follows:
Balanced Fund
Credit Contracts:
Credit Default Swaps (buy protection) - Notional value	$3,406,667
Interest Rate Contracts:
Futures Contracts (long) - Notional Value	46,806,402
Futures Contracts (short) - Notional Value	6,124,552
Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of December 31, 2024, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned*	Market Value of Collateral Received**	Net Amount***
Balanced Fund	Common Stocks	$648,363	$659,175	$10,812
Large Cap Focused Fund	Common Stocks	1,423,856	1,447,600	23,744
Small Company Fund	Common Stocks	11,558,538	11,624,844	66,306
*	The remaining contractual maturity is overnight for all securities.
**	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
***	Net amount represents the net amount payable due to (received from) the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a

Notes to Financial Statements (Unaudited) (Continued)
Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. When-issued or delayed delivery transactions physically settling within 35-days are deemed not to involve a senior security. When-issued or delayed delivery transactions that do not physically settle within 35-days are required to be treated as derivatives transactions in compliance with the Derivatives Rule.
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.
The maximum offering price per share of Class A shares of the equity funds (all of the Funds except the Core Municipal Bond Fund) is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). The maximum offering price per share of Class A shares of the Core Municipal Bond Fund is equal to the NAV per share plus a sales load equal to 3.36% of the NAV (or 3.25% of the offering price). There is no sales load on equity or fixed income fund purchases when aggregate purchases in all Touchstone funds equal at least $1 million or $500,000, respectively. The maximum offering price per share of Classes C, Y, Institutional Class and R6 shares of the Funds is equal to the NAV per share.
The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone Funds equaling at least the maximum breakpoint where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50% for equity or fixed income funds, respectively, if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00% if redeemed within a one-year period from the date of purchase. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal pay downs on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except the Balanced Fund, the Core Municipal Bond Fund and the Value Fund, declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Balanced Fund and Value Fund declare and distribute net investment income, if any quarterly, as a dividend to shareholders. The Core Municipal Bond Fund declares distributions from net investment income on a daily basis and distributes as a dividend to shareholders on a monthly basis. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone ETF Trust, Touchstone Funds Group Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Notes to Financial Statements (Unaudited) (Continued)
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Operating Segments — In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund represents a single operating segment. The management team of the Adviser, acts as the Funds’ CODM. The CODM monitors the operating results of the Funds as a whole and also monitors each Fund’s asset allocation for adherence to its principal investment strategies as disclosed in its prospectus. The financial information, including the Funds’ portfolio of investments, total returns, expense ratios and changes in net assets, are used by the CODM to assess the segment’s performance versus the Funds’ benchmarks and to make resource allocation decisions for the Funds’ single segment and is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities and segment expenses are listed on the accompanying statements of operations. The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended December 31, 2024:
	Balanced Fund	Core Municipal Bond Fund	International Value Fund	Large Cap Focused Fund*
Purchases of investment securities	$45,516,908	$3,245,685	$8,173,875	$126,435,146
Proceeds from sales and maturities	$90,570,172	$4,191,140	$14,216,461	$57,120,971
	Large Cap Fund*	Large Company Growth Fund*	Small Company Fund*	Value Fund
Purchases of investment securities	$19,510,337	$20,794,635	$355,854,145	$103,867,766
Proceeds from sales and maturities	$21,065,202	$20,967,527	$314,524,424	$123,031,301
*	The Large Cap Focused Fund, the Large Cap Fund, the Large Company Growth Fund and the Small Company Fund had redemption-in-kinds out of the Fund of $129,285,443, $6,836,373, $4,951,474 and $8,218,152, respectively, which are excluded from the proceeds from sales and maturities.
For the six months ended December 31, 2024, purchases and proceeds from sales and maturities in U.S. Government Securities were $352,479,293 and $314,821,162, respectively, for the Balanced Fund. There were no purchases or proceeds from sales and maturities of U.S. Government securities by the other Funds for the six months ended December 31, 2024.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are also officers of the Adviser, Touchstone Securities, Inc. (the “Distributor”), or The Bank of New York Mellon (“BNY Mellon”), the sub-administrator to the Funds. Such officers receive no compensation from the Trust. The Adviser and the Distributor are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).
On behalf of the Funds, the Adviser pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Adviser is reimbursed by

Notes to Financial Statements (Unaudited) (Continued)
the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $130,144 for the Funds’ Board for the six months ended December 31, 2024.
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Balanced Fund	0.55% on the first $200 million 0.50% on the next $200 million 0.45% on the next $600 million 0.40% on the next $1 billion 0.35% on assets in excess of $2 billion
Core Municipal Bond Fund	0.40% on the first $300 million 0.30% on assets in excess of $300 million
International Value Fund	0.70% on the first $500 million 0.65% on the next $300 million 0.60% on the next $200 million 0.50% on the next $1 billion 0.40% on assets in excess of $2 billion
Large Cap Focused Fund	0.70% on the first $500 million 0.65% on the next $300 million 0.60% on the next $200 million 0.50% on the next $1 billion 0.40% on assets in excess of $2 billion
Large Cap Fund	0.60% on the first $500 million 0.54% on the next $500 million 0.50% on assets in excess of $1 billion
Large Company Growth Fund	0.60% on all assets
Small Company Fund	0.70% on the first $500 million 0.65% on the next $300 million 0.60% on the next $200 million 0.50% on the next $1 billion 0.40% on assets in excess of $2 billion
Value Fund	0.65% on the first $200 million 0.55% on assets in excess of $200 million
The Adviser has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Adviser”):
Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a	London Company of Virginia d/b/a The London Company
Barrow Hanley Global Investors	Large Cap Fund
Value Fund	Fort Washington Investment Advisors, Inc.*
DSM Capital Partners LLC	Balanced Fund
Large Company Growth Fund	Large Cap Focused Fund
Sage Advisory Services, Ltd Co.	Small Company Fund
Core Municipal Bond Fund
LSV Asset Management
International Value Fund
* Affiliate of the Adviser and wholly-owned subsidiary of Western & Southern.
The Adviser pays sub-advisory fees to each Sub-Adviser from its advisory fee.
The Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds.

Notes to Financial Statements (Unaudited) (Continued)
The Adviser has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class A	Class C	Class Y	Institutional Class	Class R6	Termination Date
Balanced Fund*	1.01%	1.78%	0.81%	—	0.63%	October 29, 2025
Core Municipal Bond Fund**	0.80%	1.50%	0.55%	0.48%	—	October 29, 2025
International Value Fund***	1.26%	1.85%	0.89%	0.77%	—	October 29, 2025
Large Cap Focused Fund	1.00%	1.79%	0.72%	0.69%	0.65%	October 29, 2025
Large Cap Fund	1.03%	1.78%	0.78%	0.68%	—	October 29, 2025
Large Company Growth Fund	1.04%	1.79%	0.79%	0.69%	—	October 29, 2025
Small Company Fund	1.22%	1.95%	0.89%	0.79%	0.79%	October 29, 2025
Value Fund****	1.08%	1.78%	0.83%	0.68%	0.63%	October 29, 2025
*	Prior to October 29, 2024, the expense limitation for Class R6 was 0.64%.
**	Prior to October 29, 2024, the expense limitation for Class C was 1.55%.
***	Prior to October 29, 2024, the expense limitation for Class C and Institutional Class shares was 1.89% and 0.79%, respectively.
****	Prior to October 29, 2024, the expense limitation for Class C was 1.83%.
The Expense Limitation Agreement can be terminated, with respect to each Fund, by a vote of the Funds' Board if it deems the termination to be beneficial to the Funds' shareholders.
During the six months ended December 31, 2024, the Adviser or its affiliates waived investment advisory fees, administration fees or other operating expenses, including distribution fees of the Funds, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Balanced Fund	$—	$11	$3,988	$3,999
Core Municipal Bond Fund	—	17,700	68,009	85,709
International Value Fund	—	16,931	154,425	171,356
Large Cap Focused Fund	—	2,535	175,172	177,707
Large Cap Fund	—	42,452	121,304	163,756
Large Company Growth Fund	—	73,034	61,720	134,754
Small Company Fund	—	5,461	78,818	84,279
Value Fund	—	112,662	115,907	228,569
Under the terms of the Expense Limitation Agreement, the Adviser is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Adviser only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Adviser and the Fund's current expense limitation.
As of December 31, 2024, the Adviser may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before June 30, 2025	Expires on or before June 30, 2026	Expires on or before June 30, 2027	Expires on or before June 30, 2028	Total
Balanced Fund	$3,541	$6,383	$6,420	$3,999	$20,343
Core Municipal Bond Fund	56,565	85,859	106,066	53,605	302,095
International Value Fund	35,002	61,315	87,423	63,648	247,388
Large Cap Focused Fund	309,324	562,231	534,098	177,041	1,582,694
Large Cap Fund	175,610	274,546	305,525	149,108	904,789
Large Company Growth Fund	151,978	258,765	246,627	126,994	784,364
Small Company Fund	140,300	299,021	292,662	78,391	810,374
Value Fund	283,497	385,367	390,592	198,977	1,258,433
The Adviser did not recoup any amounts it previously waived or reimbursed during the six months ended December 31, 2024.
ADMINISTRATION AGREEMENT
The Adviser entered into an Administration Agreement with the Trust, whereby the Adviser is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to

Notes to Financial Statements (Unaudited) (Continued)
shareholders and reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Adviser’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Adviser has engaged BNY Mellon as the sub-administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Adviser, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”), the Transfer Agent to the Funds maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.
The Funds may reimburse the Adviser for fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees, which are included in Transfer Agent fees in the Statements of Operations, may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.
PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS
The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee not to exceed 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).
DISTRIBUTION AGREEMENT
The Distributor is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Distribution Agreement between the Trust and the Distributor, the Distributor earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Distributor and the Adviser, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Distributor and its affiliate during the six months ended December 31, 2024:
Fund	Amount
Balanced Fund	$ 23,822
Core Municipal Bond Fund	258
International Value Fund	808
Large Cap Focused Fund	15,859
Large Cap Fund	104
Large Company Growth Fund	581
Small Company Fund	15,678
Value Fund	2,129

Notes to Financial Statements (Unaudited) (Continued)
In addition, the Distributor collected CDSC on the redemption of Class A shares and Class C shares of the Funds listed below during the six months ended December 31, 2024:
Fund	Class A	Class C
Balanced Fund	$ 19	$ 719
International Value Fund	3	—
Large Cap Focused Fund	31	366
Large Company Growth Fund	—	48
Small Company Fund	23	60
Value Fund	—	71
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. During the six months ended December 31, 2024, the Funds did not engage in any Rule 17a-7 transactions.
5. Liquidity
ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.
During the six months ended December 31, 2024, the following Funds utilized ReFlow. The shares ReFlow subscribed to and redemptions-in-kind were as follows:
Fund	Shares ReFlow Subscribed to	Redemptions-in-kind
Large Cap Focused Fund	1,770,428	$ 129,285,443
Large Cap Fund	394,469	6,836,373
Large Company Growth Fund	110,043	4,951,474
Small Company Fund	4,419,934	8,218,152
Interfund Lending —Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the six months ended December 31, 2024, the Funds did not utilize Interfund Lending.
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable and tax-exempt income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

Notes to Financial Statements (Unaudited) (Continued)
The tax character of distributions paid for the years ended June 30, 2024 and June 30, 2023 were as follows:
	Balanced Fund		Core Municipal Bond Fund		International Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
From ordinary income	$12,011,292	$9,279,479	$56,917	$51,389	$1,681,923	$1,589,590
From tax-exempt income	—	—	1,426,370	1,273,902	—	—
Total distributions	$12,011,292	$9,279,479	$1,483,287	$1,325,291	$1,681,923	$1,589,590
	Large Cap Focused Fund		Large Cap Fund		Large Company Growth Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
From ordinary income	$20,228,585	$13,237,610	$3,999,402	$1,812,385	$—	$—
From long-term capital gains	2,633,783	26,814,979	987,379	9,064,294	5,206,543	4,964,537
Total distributions	$22,862,368	$40,052,589	$4,986,781	$10,876,679	$5,206,543	$4,964,537
	Small Company Fund		Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
From ordinary income	$—	$48,824	$7,919,186	$11,174,379
From long-term capital gains	1,430,467	19,728,744	4,210,139	26,524,891
Total distributions	$1,430,467	$19,777,568	$12,129,325	$37,699,270
The following information is computed on a tax basis for each item as of June 30, 2024:
	Balanced Fund	Core Municipal Bond Fund	International Value Fund	Large Cap Focused Fund	Large Cap Fund
Tax cost of portfolio investments	$687,082,873	$49,509,668	$102,950,176	$1,795,966,737	$161,691,489
Gross unrealized appreciation on investments	257,860,308	459,696	6,280,536	1,629,960,748	122,030,776
Gross unrealized depreciation on investments	(31,641,638)	(1,212,870)	(5,028,093)	(66,489,442)	(3,835,914)
Net unrealized appreciation (depreciation) on investments	226,218,670	(753,174)	1,252,443	1,563,471,306	118,194,862
Gross unrealized appreciation on foreign currency transactions	22	—	—	—	—
Gross unrealized depreciation on foreign currency transactions and deferred foreign capital gains tax	(50)	—	(10,838)	—	—
Net unrealized appreciation (depreciation) on foreign currency transactions and deferred foreign capital gains tax	(28)	—	(10,838)	—	—
Capital loss carryforwards	(5,851,503)	(1,781,750)	(63,995,140)	—	—
Undistributed ordinary income	261,507	—	677,951	10,381,765	1,403,313
Undistributed capital gains	—	—	5,497,943	13,863,796	2,110,009
Undistributed tax-exempt income	—	1,635	—	—	—
Other temporary differences	(463,204)	(9,686)	(776)	—	—
Accumulated earnings (deficit)	$220,165,442	$(2,542,975)	$(56,578,417)	$1,587,716,867	$121,708,184

Notes to Financial Statements (Unaudited) (Continued)
	Large Company Growth Fund	Small Company Fund	Value Fund
Tax cost of portfolio investments	$83,677,184	$825,791,358	$421,324,569
Gross unrealized appreciation on investments	72,048,109	269,893,771	142,120,644
Gross unrealized depreciation on investments	(884,012)	(24,223,622)	(13,916,201)
Net unrealized appreciation (depreciation) on investments	71,164,097	245,670,149	128,204,443
Gross unrealized depreciation on foreign currency transactions	—	(96)	—
Net unrealized appreciation (depreciation) on foreign currency transactions	—	(96)	—
Undistributed ordinary income	427,248	4,658,400	—
Undistributed capital gains	2,188,802	25,720,292	21,954,317
Accumulated earnings (deficit)	$73,780,147	$276,048,745	$150,158,760
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, callable bonds and defaulted debt.
As of June 30, 2024, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Balanced Fund	$ 5,851,503	$ —	$ 5,851,503
Core Municipal Bond Fund	1,282,278	499,472	1,781,750
International Value Fund*	34,167,354	29,827,786	63,995,140
*	Future utilization may be limited under current tax laws.
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
During the year ended June 30, 2024, the following Funds utilized capital loss carryforwards:
Fund	Utilized
Balanced Fund	$ 661,301
International Value Fund	8,482,371
The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is more likely than not to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next six months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
As of December 31, 2024, the Funds had federal tax costs resulting in net unrealized appreciation (depreciation) as follows:
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other(A)	Gross Unrealized Depreciation on Other(A)	Net Unrealized Appreciation (Depreciation)
Balanced Fund	$691,788,265	$280,424,017	$(28,474,168)	$59,067	$(327,447)	$251,681,469
Core Municipal Bond Fund	48,757,480	364,235	(1,088,034)	—	—	(723,799)
International Value Fund	97,858,298	6,240,748	(8,782,725)	3	(22,479)	(2,564,453)
Large Cap Focused Fund	1,697,375,988	1,800,819,904	(48,660,888)	—	—	1,752,159,016
Large Cap Fund	162,069,122	134,569,726	(2,345,320)	—	—	132,224,406
Large Company Growth Fund	83,919,908	74,320,886	(4,305,957)	—	—	70,014,929
Small Company Fund	883,198,034	330,266,070	(22,596,905)	—	(163)	307,669,002
Value Fund	450,018,783	135,744,047	(9,670,284)	—	—	126,073,763
(A)	Other includes Derivatives and Foreign Currency Transactions.

Notes to Financial Statements (Unaudited) (Continued)
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
8. Principal Risks
Risks Associated with Foreign Investments – Certain Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events, may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments, positive or negative, in a particular sector of the market and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cybersecurity – With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service providers are susceptible to Cybersecurity risks that could result in losses to a Fund and its shareholders. Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A Cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cybersecurity incidents could cause a Fund, the Adviser, a Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates that incorporates a security's yield, coupon, final maturity, and call features, among other characteristics. The longer a fixed-income security's duration, the more sensitive it will be to changes in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.
Risks Associated with Liquidity – Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce a Fund’s returns because the Fund may be unable to transact at advantageous times or prices, or at all.
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities, operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways

Notes to Financial Statements (Unaudited) (Continued)
that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.
9. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisers use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.
Advisory and Sub-Advisory Agreement Approval Disclosure
At a meeting held on November 21, 2024, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Strategic Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Adviser with respect to each Fund of the Trust, and the continuance of the Sub-Advisory Agreement between the Adviser and each Fund’s respective Sub-Adviser, except with respect to the Sub-Advisory Agreement for Touchstone International Value Fund (formerly, Touchstone International Equity Fund), which was approved at a meeting held on February 15, 2024.
In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and total expense ratios of comparable funds; (2) comparative performance information; (3) the Adviser’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Adviser’s and Sub-Advisers’ personnel.
Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.
In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Adviser’s compensation and profitability; (3) a comparison of fees and performance with comparable funds; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Adviser Services. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Adviser’s compliance policies and procedures. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Adviser’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.
The Board discussed the Adviser’s effectiveness in monitoring the performance of each Sub-Adviser, including the one that was an affiliate of the Adviser, and the Adviser’s timeliness in responding to performance issues. The Board considered the Adviser’s process for monitoring each of the Sub-Advisers, which includes an examination of both qualitative and quantitative elements of the Sub-Adviser’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Adviser conducts periodic due diligence of each Sub-Adviser, during which the Adviser examines a wide variety of factors, such as the financial condition of the Sub-Adviser, the quality of the Sub-Adviser’s systems, the effectiveness of the Sub-Adviser’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Adviser’s policies and procedures,

Other Items (Unaudited) (Continued)
results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Adviser provides to the applicable Fund. The Board noted that the Adviser’s monitoring processes also include quarterly reviews of compliance certifications, and that any issues arising from such reviews and the Adviser’s due diligence reviews of the Sub-Advisers are reported to the Board.
The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Adviser under the Investment Advisory Agreement.
Adviser’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Adviser and its affiliates (including the affiliated Sub-Adviser to certain of the Funds) and the direct and indirect benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board noted that the Adviser had waived a portion of advisory fees and administrative fees and/or reimbursed expenses in order to limit the Funds’ net operating expenses. The Board also noted that the Adviser pays the Sub-Advisers’ sub-advisory fees out of the advisory fees the Adviser receives from the Funds. The Board reviewed the profitability of the Adviser’s relationship with the Funds both before and after-tax expenses, and also considered whether the Adviser has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Adviser’s parent company with respect to providing support and resources as needed. The Board considered that certain affiliates of the Adviser and the Funds’ distributor receive Rule 12b-1 distribution fees and shareholder service fees that are paid from Fund assets. The Board also noted that the Adviser derives benefits to its reputation and other benefits from its association with the Funds.
The Board recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser. Based upon their review, the Trustees concluded that the Adviser’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.
Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended September 30, 2024 and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.
The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Adviser had waived a portion of the fees and/or reimbursed expenses of the Funds in order to reduce those Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Adviser out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Adviser. In reviewing the respective total expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Adviser and its affiliates.
The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:
Touchstone Balanced Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below and at the median, respectively, of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month period ended September 30, 2024 was in the 1st quintile, while the Fund’s performance for each of the twelve- and thirty-six-month periods ended September 30, 2024 was in the 2nd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Core Municipal Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each at the median of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six- and twelve-month periods ended September 30, 2024 was in the 2nd quintile of its peer group, while the Fund’s performance for the twelve-month period ended September 30, 2024 was in the 3rd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone International Value Fund (formerly, Touchstone International Equity Fund). The Board considered certain changes to the Fund’s investment goal, principal investment strategies and sub-adviser that all became effective on April 30, 2024. The Board

Other Items (Unaudited) (Continued)
noted that, while the Fund’s advisory fee had not changed at that time, the sub-advisory fee payable by the Adviser to the Fund’s current Sub-Adviser was lower that the sub-advisory paid to the prior sub-adviser and that the expense limitations for each share class of the Fund had been lowered. The Board also noted that the Adviser was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Board took into account the performance of the Fund, its benchmark and Morningstar category for each of the six-, twelve- and thirty-six-month periods ended September 30, 2024, noting that the Fund’s performance during those periods primarily reflected the management of the Fund by its prior sub-adviser using a different investment strategy than the one currently used by the Fund’s current Sub-Adviser to manage the Fund. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Large Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and above the median, respectively, of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six-, twelve- and thirty-six-month periods ended September 30, 2024 was in the 5th quintile. The Board noted management’s discussion of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Large Cap Focused Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month period ended September 30, 2024 was in the 3rd quintile, while the Fund’s performance for each of the twelve- and thirty-six-month periods ended September 30, 2024 was in the 4th quintile of its peer group. The Board noted management’s discussion of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Large Company Growth Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month period ended September 30, 2024 was in the 4th quintile of its peer group, the Fund’s performance for the twelve-month period ended September 30, 2024 was in the 2nd quintile of its peer group, and the Fund’s performance for the thirty-six-month period ended September 30, 2024 was in the 3rd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Small Company Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month period ended September 30, 2024 was in the 1st quintile, while the Fund’s performance for each of the twelve- and thirty-six-month periods ended September 30, 2024 was in the 2nd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six- and twelve-month periods ended September 30, 2024 was in the 2nd quintile, while the Fund’s performance for the thirty-six-month period ended September 30, 2024 was in the 1st quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedules for all but one of the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increased and considered the appropriateness of adding breakpoints with respect to the one Fund that did

Other Items (Unaudited) (Continued)
not currently have such breakpoints in its advisory fee schedule. The Board determined that adding breakpoints at specified levels to the advisory fee schedules of the one Fund that currently did not have such breakpoints was not appropriate at that time. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Adviser by a Fund was reduced by the total sub-advisory fee paid by the Adviser to the Fund’s Sub-Adviser.
Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Adviser, among others: (a) the Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Adviser maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund's advisory fee is reasonable in light of the services received by the Fund from the Adviser and the other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.
In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Adviser’s compensation; (3) a comparison of the sub-advisory fee and performance with comparable funds; and (4) the terms of the Sub-Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Adviser regarding the services provided by each Sub-Adviser, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Adviser to certain of the Funds with the Adviser, noting any potential conflicts of interest. The Board noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisers to discuss their respective performance and investment processes and strategies. The Board also considered each Sub-Adviser’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Adviser’s brokerage practices.
Sub-Adviser’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of each Sub-Adviser and any indirect benefits derived by each Sub-Adviser and its affiliates from the Sub-Adviser’s relationship with the Funds. In considering the profitability to each Sub-Adviser of its relationship with the Funds, the Board noted the undertaking of the Adviser to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Adviser out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisers, are negotiated at arm’s-length. As a consequence, the profitability to each Sub-Adviser of its relationship with a Fund was not a substantial factor in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Adviser’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for all the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund's assets increased.
Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Adviser and that the Adviser pays the sub-advisory fee to the Sub-Adviser out of the advisory fee it receives from the respective Fund. The Board noted that the Touchstone Core Municipal Bond Fund’s Sub-Adviser had waived a portion of its sub-advisory fees in an effort to maintain the respective Fund’s expense limitations. The Board also compared the sub-advisory fees paid by the Adviser to fees charged by each Sub-Adviser to manage comparable institutional separate accounts, as applicable. The Board considered the amount retained by the Adviser and the sub-advisory fee paid to each Sub-Adviser with respect to the various services provided by the Adviser and the Sub-Adviser. The Board also noted that the Adviser negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisers at arm’s-length. The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:
Touchstone Balanced Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Core Municipal Bond Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.

Other Items (Unaudited) (Continued)
Touchstone Large Cap Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Large Cap Focused Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Large Company Growth Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Small Company Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Value Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended September 30, 2024, as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also noted the Adviser’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Adviser. The Board also was mindful of the Adviser’s ongoing monitoring of each Sub-Adviser’s performance and the measures undertaken by the Adviser to address any underperformance.
Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Adviser is qualified to manage each Fund's assets in accordance with the Fund's investment goals and policies; (b) the Sub-Adviser maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; (d) each Fund's sub-advisory fee is reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered; and (e) the Sub-Adviser’s investment strategies are appropriate for pursuing the investment goals of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

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PRIVACY PROTECTION POLICY
We Respect Your Privacy
Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.
Our Pledge to Our Clients
•  We collect only the information we need to service your account and administer our business.
•  We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.
•  We make every effort to ensure the accuracy of your information.
We Collect the Following Nonpublic Personal Information About You:
•  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and
•  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.
Categories of Information We Disclose and Parties to Whom We Disclose
We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.
We Place Strict Limits and Controls on the Use and Sharing of Your Information
•  We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.
•  We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.
•  We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.
•  We will not sell your personal information to anyone.
We May Provide Information to Service Your Account
Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians and broker-dealers to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. We do not permit these companies to sell the information for their own purposes, and we never sell our customer information.
This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust and Touchstone ETF Trust.
The Privacy Protection Policy is not part of the Semi-Annual Report.

Touchstone Investments
Distributor
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com
Investment Adviser
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 534467
Pittsburgh, PA 15253-4467
Shareholder Service
800.543.0407
* A Member of Western & Southern Financial Group
TSF-TST-SR-NCSR-2412

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not Applicable

(a)(5) Not Applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date	2/28/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date	2/28/2025

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	2/28/2025